UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21323

Investment Company Act File Number

Eaton Vance Limited Duration Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Limited Duration Income Fund

December 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 61.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.9%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	647	$647,770
Beechcraft Holdings, LLC
Term Loan, 5.75%, Maturing February 14, 2020	975	986,375
Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing July 31, 2019	1,386	1,392,122
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 13, 2019	1,166	1,171,830
DAE Aviation Holdings, Inc.
Term Loan, 6.25%, Maturing November 2, 2018	331	334,648
Term Loan, 6.25%, Maturing November 2, 2018	730	738,194
Ducommun Incorporated
Term Loan, 5.00%, Maturing June 28, 2017	401	405,630
IAP Worldwide Services, Inc.
Term Loan, 10.00%, Maturing December 31, 2015(2)	902	293,275
Sequa Corporation
Term Loan, 5.25%, Maturing June 19, 2017	1,814	1,776,605
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	5,168	5,178,391
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	1,509	1,439,431
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	2,903	2,914,828

		$17,279,099

Automotive — 2.3%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	672	$680,020
Allison Transmission, Inc.
Term Loan, 3.17%, Maturing August 7, 2017	488	489,406
Term Loan, 3.75%, Maturing August 23, 2019	5,850	5,889,983
ASP HHI Acquisition Co., Inc.
Term Loan, 5.00%, Maturing October 5, 2018	4,347	4,393,467
Chrysler Group LLC
Term Loan, Maturing May 24, 2017(3)	5,820	5,873,655
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	1,325	1,326,656
Federal-Mogul Corporation
Term Loan, 2.11%, Maturing December 29, 2014	3,422	3,378,744
Term Loan, 2.11%, Maturing December 28, 2015	3,497	3,453,469
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	6,775	6,853,339
Metaldyne, LLC
Term Loan, 5.00%, Maturing December 18, 2018	2,008	2,027,571
Schaeffler AG
Term Loan, 4.25%, Maturing January 27, 2017	975	984,628
Tomkins LLC
Term Loan, 3.75%, Maturing September 29, 2016	3,841	3,860,691

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tower Automotive Holdings USA, LLC
Term Loan, 4.75%, Maturing April 23, 2020		968	$974,656
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		997	1,003,040
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017		3,548	3,563,711

			$44,753,036

Beverage and Tobacco — 0.2%
Oak Leaf B.V.
Term Loan, 4.50%, Maturing September 24, 2018	EUR	2,950	$4,116,968

			$4,116,968

Brokers, Dealers and Investment Houses — 0.0%(4)
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019		600	$604,875

			$604,875

Building and Development — 0.5%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		1,571	$1,576,340
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		1,991	2,009,082
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020		773	777,894
Preferred Proppants, LLC
Term Loan, 0.00%, Maturing December 15, 2016(5)		714	511,790
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		1,222	1,229,951
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		2,114	2,120,323
Realogy Corporation
Term Loan, 4.50%, Maturing March 5, 2020		620	627,582
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		493	494,991
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		691	697,730

			$10,045,683

Business Equipment and Services — 5.8%
Acosta, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		5,695	$5,739,926
Advantage Sales & Marketing, Inc.
Term Loan, 4.25%, Maturing December 18, 2017		4,366	4,386,410
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		1,522	1,533,184
Altegrity, Inc.
Term Loan, 4.75%, Maturing February 21, 2015		2,527	2,481,696
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing November 27, 2020		1,437	1,453,057
Audio Visual Services Group, Inc.
Term Loan, 6.75%, Maturing November 9, 2018		1,210	1,218,760
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		868	866,629

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
BAR/BRI Review Courses, Inc.
Term Loan, 5.25%, Maturing June 16, 2017		675	$678,595
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		1,100	1,105,500
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		987	993,026
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		495	496,508
Ceridian Corp.
Term Loan, 4.41%, Maturing May 9, 2017		1,525	1,533,895
ClientLogic Corporation
Term Loan, 7.00%, Maturing January 30, 2017		1,171	1,180,464
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		518	521,030
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		2,057	2,048,111
Education Management LLC
Term Loan, Maturing June 1, 2016(3)		1,500	1,443,781
Term Loan, 8.25%, Maturing March 29, 2018		2,085	2,094,935
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		4,712	4,744,260
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		2,549	2,559,581
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		1,934	1,933,967
Garda World Security Corporation
Term Loan, 0.50%, Maturing November 6, 2020(6)		148	148,354
Term Loan, 4.00%, Maturing November 6, 2020		577	579,931
Term Loan, 5.00%, Maturing November 6, 2020	CAD	825	776,653
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 4.00%, Maturing February 7, 2020		1,604	1,598,536
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		2,673	2,680,587
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		1,216	1,227,711
IMS Health Incorporated
Term Loan, 3.75%, Maturing September 1, 2017		3,753	3,773,148
Term Loan, 4.25%, Maturing September 1, 2017	EUR	3,637	5,059,112
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		1,571	1,582,845
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing May 22, 2020		746	753,013
Term Loan - Second Lien, 8.25%, Maturing May 21, 2021		1,000	1,015,625
ISS Holdings A/S
Term Loan, 3.75%, Maturing April 30, 2018		2,350	2,360,874
Jason Incorporated
Term Loan, 5.00%, Maturing February 28, 2019		632	633,888
KAR Auction Services, Inc.
Term Loan, 3.75%, Maturing May 19, 2017		3,464	3,484,516
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		4,235	4,275,563
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		2,000	2,076,666
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		750	726,563

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		1,801	$1,818,554
National CineMedia, LLC
Term Loan, 2.92%, Maturing November 26, 2019		575	575,090
Open Text Corporation
Term Loan, Maturing January 4, 2021(3)		1,275	1,279,250
Pacific Industrial Services US Finco LLC
Term Loan, 5.00%, Maturing October 2, 2018		1,596	1,622,435
Quintiles Transnational Corp.
Term Loan, 3.75%, Maturing June 8, 2018		7,168	7,174,035
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		705	706,610
ServiceMaster Company
Term Loan, 4.25%, Maturing January 31, 2017		1,757	1,738,300
Term Loan, 4.42%, Maturing January 31, 2017		3,139	3,113,963
SunGard Data Systems, Inc.
Term Loan, 3.92%, Maturing February 28, 2017		192	192,804
Term Loan, 4.00%, Maturing March 9, 2020		10,049	10,141,705
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		1,039	1,048,141
TransUnion, LLC
Term Loan, 4.25%, Maturing February 10, 2019		3,187	3,210,486
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		128	129,239
Term Loan, 6.00%, Maturing July 28, 2017		655	660,265
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		397	398,489
West Corporation
Term Loan, 3.75%, Maturing June 29, 2018		6,183	6,217,977

			$111,794,243

Cable and Satellite Television — 2.4%
Atlantic Broadband Finance, LLC
Term Loan, 3.25%, Maturing December 2, 2019		913	$912,296
Bragg Communications Incorporated
Term Loan, 3.50%, Maturing February 28, 2018		393	394,351
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		5,428	5,449,092
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		1,667	1,654,385
Term Loan, 3.00%, Maturing January 4, 2021		1,806	1,792,832
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		409	408,550
ION Media Networks, Inc.
Term Loan, Maturing December 18, 2020(3)		2,050	2,065,375
MCC Iowa LLC
Term Loan, 1.88%, Maturing January 31, 2015		2,280	2,267,556
Term Loan, 3.25%, Maturing January 29, 2021		1,144	1,137,814
Mediacom Illinois, LLC
Term Loan, 1.63%, Maturing January 30, 2015		4,500	4,484,062
Term Loan, 4.50%, Maturing October 23, 2017		989	991,202
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.97%, Maturing July 3, 2018	EUR	1,195	1,647,534

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
UPC Financing Partnership
Term Loan, 4.00%, Maturing January 29, 2021		850	$855,667
Term Loan, 3.91%, Maturing March 31, 2021	EUR	6,493	8,999,980
Term Loan, 3.25%, Maturing June 30, 2021		2,054	2,053,380
Virgin Media Investment Holdings Limited
Term Loan, 4.50%, Maturing June 5, 2020	GBP	1,800	3,019,584
Term Loan, 3.50%, Maturing June 8, 2020		6,950	6,973,164
WaveDivision Holdings, LLC
Term Loan, 4.00%, Maturing October 15, 2019		347	347,941
YPSO Holding S.a.r.l.
Term Loan, 3.98%, Maturing December 26, 2018	EUR	1,050	1,444,584

			$46,899,349

Chemicals and Plastics — 2.3%
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		630	$636,723
Term Loan, 4.50%, Maturing October 3, 2019		1,214	1,227,176
Arysta LifeScience Corporation
Term Loan, 4.50%, Maturing May 29, 2020		3,657	3,684,810
Axalta Coating Systems US Holdings Inc.
Term Loan, 4.75%, Maturing February 1, 2020		4,293	4,328,929
AZ Chem US Inc.
Term Loan, 5.25%, Maturing December 22, 2017		932	941,764
Chemtura Corporation
Term Loan, 3.50%, Maturing August 27, 2016		208	209,128
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		739	744,293
General Chemical Corporation
Term Loan, 5.01%, Maturing October 6, 2015		481	483,442
Huntsman International, LLC
Term Loan, 2.71%, Maturing April 19, 2017		2,123	2,126,501
Term Loan, Maturing October 15, 2020(3)		2,550	2,559,562
Ineos US Finance LLC
Term Loan, 4.00%, Maturing May 4, 2018		7,989	8,024,149
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 8, 2020		896	902,776
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		96	96,976
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		2,300	2,323,000
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		1,000	1,017,500
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		612	617,988
PQ Corporation
Term Loan, 4.50%, Maturing August 7, 2017		3,267	3,297,118
Schoeller Arca Systems Holding B.V.
Term Loan, 4.73%, Maturing December 18, 2014	EUR	289	282,324
Term Loan, 4.73%, Maturing December 18, 2014	EUR	824	804,957
Term Loan, 4.73%, Maturing December 18, 2014	EUR	887	866,212
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		545	549,532

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Taminco Global Chemical Corporation
Term Loan, 4.25%, Maturing February 15, 2019		393	$395,978
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		1,418	1,422,306
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		2,488	2,523,258
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		3,918	3,884,710
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		333	336,521

			$44,287,633

Conglomerates — 0.4%
RGIS Services, LLC
Term Loan, 4.50%, Maturing October 18, 2016		1,959	$1,928,777
Term Loan, 5.50%, Maturing October 18, 2017		1,449	1,433,790
Spectrum Brands Europe GmbH
Term Loan, Maturing September 4, 2019(3)	EUR	1,325	1,827,359
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing September 4, 2019		2,448	2,459,218
Term Loan, 5.00%, Maturing December 17, 2019	CAD	899	845,063

			$8,494,207

Containers and Glass Products — 0.9%
Berry Plastics Holding Corporation
Term Loan, 2.17%, Maturing April 3, 2015		5,357	$5,362,045
Term Loan, 3.50%, Maturing February 7, 2020		2,581	2,573,244
Term Loan, Maturing January 9, 2021(3)		900	900,643
BWAY Holding Company, Inc.
Term Loan, 4.50%, Maturing August 7, 2017		2,945	2,966,727
Pelican Products, Inc.
Term Loan, 6.25%, Maturing July 11, 2018		493	494,347
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 3, 2018		5,123	5,174,482
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		642	644,895

			$18,116,383

Cosmetics/Toiletries — 0.2%
Prestige Brands, Inc.
Term Loan, 3.79%, Maturing January 31, 2019		237	$238,021
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing August 19, 2019		1,500	1,507,734
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		2,630	2,498,619

			$4,244,374

Drugs — 1.2%
Akorn, Inc.
Term Loan, Maturing August 27, 2020(3)		900	$908,438
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		1,186	1,192,044
Aptalis Pharma, Inc.
Term Loan, 6.00%, Maturing September 18, 2020		3,392	3,455,091
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		674	684,078

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Catalent Pharma Solutions Inc.
Term Loan, 3.67%, Maturing September 15, 2016		1,072	$1,078,255
Term Loan, 4.25%, Maturing September 15, 2017		1,627	1,639,280
Endo Health Solutions Inc.
Term Loan, Maturing November 5, 2020(3)		525	527,406
Ikaria Acquisition Inc.
Term Loan, 7.25%, Maturing July 3, 2018		780	786,825
Par Pharmaceutical Companies, Inc.
Term Loan, 4.25%, Maturing September 30, 2019		1,259	1,267,908
Salix Pharmaceuticals, Ltd.
Term Loan, Maturing November 7, 2019(3)		950	960,291
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing February 13, 2019		1,869	1,884,215
Term Loan, 3.75%, Maturing December 11, 2019		3,975	4,009,112
Term Loan, 4.50%, Maturing August 5, 2020		4,714	4,751,209

			$23,144,152

Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 4.25%, Maturing October 9, 2019		5,327	$5,365,074
Progressive Waste Solutions Ltd.
Term Loan, 3.00%, Maturing October 24, 2019		569	572,630
Viking Consortium Borrower Limited
Term Loan - Second Lien, 6.60%, (3.10% Cash, 3.50% PIK), Maturing March 31, 2016	GBP	551	244,123
WTG Holdings III Corp.
Term Loan, Maturing December 11, 2020(3)		525	528,500

			$6,710,327

Electronics/Electrical — 5.4%
Aeroflex Incorporated
Term Loan, 4.50%, Maturing November 11, 2019		1,386	$1,399,537
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		773	777,653
Answers Corporation
Term Loan, Maturing December 20, 2018(3)		1,075	1,066,938
Term Loan - Second Lien, Maturing June 19, 2020(3)		950	933,375
Aspect Software, Inc.
Term Loan, 7.00%, Maturing May 6, 2016		717	721,637
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		6,232	6,347,684
Blue Coat Systems, Inc.
Term Loan, 4.50%, Maturing May 31, 2019		499	501,244
Term Loan - Second Lien, 9.50%, Maturing June 26, 2020		3,975	4,054,500
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing April 29, 2016		572	573,215
CommScope, Inc.
Term Loan, 3.25%, Maturing January 26, 2018		1,546	1,558,687
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		2,413	2,413,881
Dealer Computer Services, Inc.
Term Loan, 2.17%, Maturing April 21, 2016		1,061	1,065,561
Dell Inc.
Term Loan, 3.75%, Maturing October 29, 2018		2,075	2,082,061
Term Loan, 4.50%, Maturing April 29, 2020		11,475	11,518,031

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Digital Generation, Inc.
Term Loan, 7.25%, Maturing July 26, 2018	1,360	$1,367,574
Eagle Parent, Inc.
Term Loan, 4.50%, Maturing May 16, 2018	2,694	2,712,122
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing March 26, 2020	1,324	1,327,964
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 30, 2020	2,050	2,070,837
Eze Castle Software Inc.
Term Loan, 4.50%, Maturing April 6, 2020	522	526,619
FIDJI Luxembourg (BC4) S.a r.l.
Term Loan, Maturing December 18, 2020(3)	1,075	1,080,375
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing February 28, 2020	3,499	3,541,931
Go Daddy Operating Company, LLC
Term Loan, 4.00%, Maturing December 17, 2018	4,545	4,563,741
Hyland Software, Inc.
Term Loan, 5.50%, Maturing October 25, 2019	371	373,478
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	7,759	7,766,704
Term Loan, Maturing June 3, 2020(3)	1,150	1,152,300
Internet Brands, Inc.
Term Loan, 6.25%, Maturing March 18, 2019	1,141	1,147,082
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018	2,922	2,947,679
Microsemi Corporation
Term Loan, 3.75%, Maturing February 19, 2020	1,394	1,403,122
NXP B.V.
Term Loan, 4.50%, Maturing March 3, 2017	2,504	2,541,750
Term Loan, 3.25%, Maturing January 11, 2020	2,594	2,597,958
Renaissance Learning, Inc.
Term Loan, 5.00%, Maturing October 16, 2020	1,047	1,052,612
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	441	442,108
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,500	1,507,500
Rovi Solutions Corporation
Term Loan, 3.50%, Maturing March 29, 2019	777	765,324
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	4,074	4,104,794
Term Loan - Second Lien, 11.25%, Maturing December 20, 2019	1,675	1,725,250
SafeNet Inc.
Term Loan, 2.71%, Maturing April 12, 2014	209	208,867
Sensata Technologies Finance Company, LLC
Term Loan, 3.25%, Maturing May 11, 2018	1,629	1,641,756
Serena Software, Inc.
Term Loan, 4.16%, Maturing March 10, 2016	3,206	3,174,040
Term Loan, 5.00%, Maturing March 10, 2016	350	348,250
Shield Finance Co. S.a.r.l.
Term Loan, 6.50%, Maturing May 10, 2019	3,009	3,020,472
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	587	596,509
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	1,136	1,147,829
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	736	717,539

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sophia, L.P.
Term Loan, 4.50%, Maturing July 19, 2018	1,825	$1,838,015
SS&C Technologies Inc.
Term Loan, 3.25%, Maturing June 7, 2019	104	104,772
Term Loan, 3.25%, Maturing June 7, 2019	1,010	1,014,361
SumTotal Systems LLC
Term Loan, 6.28%, Maturing November 16, 2018	1,334	1,318,719
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	1,571	1,591,200
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	1,997	2,013,238
Wall Street Systems, Inc.
Term Loan, 5.75%, Maturing October 25, 2019	1,782	1,798,706
Term Loan - Second Lien, 9.25%, Maturing October 26, 2020	500	505,300
Web.com Group, Inc.
Term Loan, 4.50%, Maturing October 27, 2017	1,945	1,968,522
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	945	948,795

		$105,689,718

Equipment Leasing — 0.2%
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	4,712	$4,726,391

		$4,726,391

Financial Intermediaries — 2.9%
American Capital Holdings, Inc.
Term Loan, 4.00%, Maturing August 22, 2016	656	$659,121
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	796	799,482
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	1,000	1,012,500
Cetera Financial Group, Inc.
Term Loan, 6.50%, Maturing August 2, 2019	894	904,996
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	3,252	3,272,511
Clipper Acquisitions Corp.
Term Loan, 4.00%, Maturing February 6, 2020	1,634	1,646,432
First Data Corporation
Term Loan, 4.16%, Maturing March 24, 2017	1,000	1,003,203
Term Loan, 4.16%, Maturing March 23, 2018	3,000	3,007,314
Term Loan, 4.16%, Maturing September 24, 2018	4,650	4,661,946
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.19%, Maturing December 5, 2016	2,055	2,051,191
Term Loan, Maturing November 25, 2020(3)	1,625	1,616,875
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 17, 2020	2,993	3,024,654
Hamilton Lane Advisors, LLC
Term Loan, 5.25%, Maturing February 28, 2018	669	670,843
Harbourvest Partners, LLC
Term Loan, 4.75%, Maturing November 21, 2017	859	862,984
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	1,244	1,254,633
LPL Holdings, Inc.
Term Loan, 2.67%, Maturing March 29, 2017	516	515,947
Term Loan, 3.25%, Maturing March 29, 2019	3,989	3,993,595

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	1,077	$1,083,919
MIPL (Lux) S.a.r.l.
Term Loan, 4.00%, Maturing March 9, 2020	819	823,219
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020	1,541	1,557,706
Nuveen Investments, Inc.
Term Loan, 4.17%, Maturing May 15, 2017	8,245	8,218,740
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	923	918,074
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	3,449	3,493,343
Oz Management LP
Term Loan, 1.67%, Maturing November 15, 2016	1,351	1,294,722
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	1,990	2,007,362
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	1,295	1,295,653
Transfirst Holdings, Inc.
Term Loan, 4.75%, Maturing December 27, 2017	990	993,318
Walker & Dunlop, Inc.
Term Loan, Maturing December 11, 2020(3)	875	870,625
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	2,085	2,096,308

		$55,611,216

Food Products — 2.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	3,871	$3,830,317
Blue Buffalo Company, Ltd.
Term Loan, 4.00%, Maturing August 8, 2019	1,383	1,402,436
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019	1,045	1,049,974
CSM Bakery Supplies LLC
Term Loan, 4.75%, Maturing July 3, 2020	1,197	1,202,612
Del Monte Foods Company
Term Loan, 4.00%, Maturing March 8, 2018	5,672	5,694,522
Term Loan, Maturing November 6, 2020(3)	975	980,282
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018	2,200	2,212,375
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020	12,860	12,975,038
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 7, 2018	1,259	1,265,386
High Liner Foods Incorporated
Term Loan, 4.75%, Maturing December 31, 2017	1,097	1,102,785
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018	3,018	3,022,059
Term Loan, 3.75%, Maturing September 18, 2020	1,995	1,992,506
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	1,311	1,321,150
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017	9,496	9,576,872
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020	848	848,140

		$48,476,454

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 2.1%
Aramark Corporation
Term Loan, 3.67%, Maturing July 26, 2016		246	$246,644
Term Loan, 3.68%, Maturing July 26, 2016		137	137,499
Term Loan, 3.75%, Maturing July 26, 2016		1,696	1,701,988
Term Loan, 3.75%, Maturing July 26, 2016		2,054	2,058,311
Term Loan, 4.03%, Maturing July 26, 2016	GBP	950	1,579,052
ARG IH Corporation
Term Loan, 5.00%, Maturing November 15, 2020		350	352,297
Buffets, Inc.
Term Loan, 0.12%, Maturing April 22, 2015(2)		121	120,529
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		2,617	2,631,828
Darling International Inc.
Term Loan, Maturing December 31, 2020(3)	EUR	1,300	1,792,880
DineEquity, Inc.
Term Loan, 3.75%, Maturing October 19, 2017		1,657	1,666,817
Dunkin’ Brands, Inc.
Term Loan, 3.75%, Maturing February 14, 2020		3,270	3,285,737
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		2,781	2,806,442
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		687	694,897
OSI Restaurant Partners, LLC
Term Loan, 3.53%, Maturing October 25, 2019		2,618	2,625,229
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		938	939,298
Sagittarius Restaurants, LLC
Term Loan, 6.28%, Maturing October 1, 2018		696	699,040
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		323	324,048
US Foods, Inc.
Term Loan, 4.50%, Maturing March 29, 2019		7,786	7,856,758
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing April 2, 2020		7,642	6,843,000
Wendy’s International, Inc.
Term Loan, 3.25%, Maturing May 15, 2019		2,075	2,080,436

			$40,442,730

Food/Drug Retailers — 1.8%
Albertson’s, LLC
Term Loan, 4.25%, Maturing March 21, 2016		542	$546,212
Term Loan, 4.75%, Maturing March 21, 2019		829	834,788
Alliance Boots Holdings Limited
Term Loan, 3.74%, Maturing July 10, 2017	EUR	1,000	1,379,261
Term Loan, 3.97%, Maturing July 10, 2017	GBP	8,450	13,996,667
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		6,387	6,397,993
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		469	475,500
Rite Aid Corporation
Term Loan, 4.00%, Maturing February 21, 2020		5,786	5,824,865
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		550	566,156
Supervalu Inc.
Term Loan, 5.00%, Maturing March 21, 2019		4,282	4,330,747

			$34,352,189

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Forest Products — 0.0%(4)
Expera Specialty Solutions, LLC
Term Loan, 7.50%, Maturing December 21, 2018		622	$631,203

			$631,203

Health Care — 6.2%
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		467	$470,552
Term Loan, 4.25%, Maturing June 30, 2017		588	593,053
Term Loan, 4.25%, Maturing June 30, 2017		3,229	3,254,418
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		1,418	1,411,673
Amneal Pharmaceuticals LLC
Term Loan, 5.75%, Maturing November 1, 2019		723	728,611
Apria Healthcare Group Inc.
Term Loan, 6.75%, Maturing April 5, 2020		697	699,983
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		5,730	5,761,020
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		518	521,354
Biomet Inc.
Term Loan, 3.67%, Maturing July 25, 2017		6,193	6,250,098
BSN Medical Inc.
Term Loan, 4.00%, Maturing August 28, 2019		625	628,125
Catalent Pharma Solutions Inc.
Term Loan, 4.23%, Maturing September 15, 2016	EUR	1,870	2,591,852
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		179	180,132
CHG Buyer Corporation
Term Loan, 4.25%, Maturing November 19, 2019		2,226	2,240,140
Community Health Systems, Inc.
Term Loan, 3.74%, Maturing January 25, 2017		7,104	7,166,370
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		1,450	1,459,316
CRC Health Corporation
Term Loan, 4.67%, Maturing November 16, 2015		1,145	1,150,952
Term Loan, Maturing November 16, 2015(3)		350	350,656
DaVita, Inc.
Term Loan, 4.00%, Maturing November 1, 2019		3,292	3,318,495
DJO Finance LLC
Term Loan, 4.75%, Maturing September 15, 2017		1,443	1,461,534
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		4,278	4,297,831
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		553	556,432
Term Loan, 4.25%, Maturing August 31, 2020		1,818	1,829,374
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		1,800	1,797,750
Grifols Inc.
Term Loan, 4.25%, Maturing June 1, 2017		4,630	4,665,057
HCA, Inc.
Term Loan, 2.92%, Maturing March 31, 2017		7,642	7,656,818
Term Loan, 3.00%, Maturing May 1, 2018		2,146	2,150,906
Health Management Associates, Inc.
Term Loan, 3.50%, Maturing November 16, 2018		4,131	4,135,713

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hologic Inc.
Term Loan, 3.75%, Maturing August 1, 2019	1,625	$1,637,045
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018	3,287	3,313,731
inVentiv Health, Inc.
Term Loan, 7.50%, Maturing August 4, 2016	3,116	3,089,424
Term Loan, 7.75%, Maturing May 15, 2018	1,259	1,248,288
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing June 1, 2018	1,861	1,864,350
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	6,842	6,903,770
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	1,016	981,710
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019	448	449,047
Medpace, Inc.
Term Loan, 5.25%, Maturing June 16, 2017	541	540,987
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	1,515	1,525,312
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	1,089	1,096,813
Multiplan, Inc.
Term Loan, 4.00%, Maturing August 25, 2017	2,895	2,919,537
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019	4,290	4,346,975
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	2,175	2,179,531
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018	3,515	3,545,867
PRA Holdings, Inc.
Term Loan, 5.00%, Maturing September 23, 2020	2,121	2,131,313
Radnet Management, Inc.
Term Loan, 4.25%, Maturing October 10, 2018	1,823	1,815,519
Sage Products, Inc.
Term Loan, 4.25%, Maturing December 13, 2019	584	586,780
Select Medical Corporation
Term Loan, 4.00%, Maturing June 1, 2018	1,490	1,499,907
Sheridan Holdings, Inc.
Term Loan, 4.50%, Maturing June 29, 2018	690	694,974
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 13, 2020	1,418	1,418,300
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018	1,536	1,518,990
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019	1,802	1,807,009
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019	1,671	1,681,952
Universal Health Services, Inc.
Term Loan, 2.42%, Maturing November 15, 2016	374	375,998
VWR Funding, Inc.
Term Loan, 4.17%, Maturing April 3, 2017	1,782	1,792,024
Term Loan, 4.42%, Maturing April 3, 2017	2,097	2,109,065

		$120,402,433

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 0.3%
Serta/Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		3,660	$3,676,821
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		2,732	2,735,326

			$6,412,147

Industrial Equipment — 1.3%
Alliance Laundry Systems LLC
Term Loan, 4.26%, Maturing December 10, 2018		382	$384,588
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		1,340	1,349,339
Filtration Group Corporation
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,000	1,022,500
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		2,170	2,176,342
Term Loan, 4.75%, Maturing July 30, 2020	EUR	474	656,712
Generac Power Systems, Inc.
Term Loan, 3.50%, Maturing May 31, 2020		2,045	2,051,905
Grede LLC
Term Loan, 4.50%, Maturing May 2, 2018		1,004	1,008,632
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 29, 2018		4,788	4,827,635
Milacron LLC
Term Loan, 4.25%, Maturing March 30, 2020		1,491	1,493,400
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		900	893,250
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020		6,608	6,631,818
Spansion LLC
Term Loan, 3.75%, Maturing December 13, 2018		1,214	1,218,093
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019		962	958,140
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		639	642,353

			$25,314,707

Insurance — 2.1%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019		3,272	$3,288,845
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019		5,083	5,115,872
Applied Systems, Inc.
Term Loan, 4.25%, Maturing December 8, 2016		2,078	2,088,449
Asurion LLC
Term Loan, 4.50%, Maturing May 24, 2019		10,544	10,551,998
Term Loan, 3.50%, Maturing July 8, 2020		1,144	1,125,299
CNO Financial Group, Inc.
Term Loan, 3.00%, Maturing September 28, 2016		844	849,288
Term Loan, 3.75%, Maturing September 20, 2018		4,782	4,801,023
Cooper Gay Swett & Crawford Ltd.
Term Loan, 5.00%, Maturing April 16, 2020		1,594	1,558,618
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019		2,422	2,424,459
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		572	570,530

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Hub International Limited
Term Loan, 4.75%, Maturing October 2, 2020	3,566	$3,620,295
Sedgwick CMS Holdings, Inc.
Term Loan, 4.25%, Maturing June 12, 2018	746	750,448
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	3,470	3,486,308

		$40,231,432

Leisure Goods/Activities/Movies — 3.0%
Activision Blizzard, Inc.
Term Loan, 3.25%, Maturing October 12, 2020	4,314	$4,347,683
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	3,234	3,260,671
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	4,582	4,604,244
Bright Horizons Family Solutions, Inc.
Term Loan, 4.00%, Maturing January 30, 2020	223	224,247
Cedar Fair, L.P.
Term Loan, 3.25%, Maturing March 6, 2020	1,473	1,481,888
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing July 24, 2020	1,892	1,911,218
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.50%, Maturing April 30, 2019	3,180	3,215,514
Emerald Expositions Holding, Inc.
Term Loan, 5.50%, Maturing June 17, 2020	896	901,656
Equinox Holdings, Inc.
Term Loan, 4.50%, Maturing January 31, 2020	1,340	1,351,599
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	537	547,404
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	1,125	1,125,000
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	7,062	7,081,494
LodgeNet Interactive Corp.
Term Loan, 6.75%, Maturing March 31, 2018	541	201,422
Nine Entertainment Group Pty Ltd.
Term Loan, 3.25%, Maturing February 5, 2020	1,861	1,858,611
Regal Cinemas, Inc.
Term Loan, 2.69%, Maturing August 23, 2017	3,880	3,899,055
Revolution Studios Distribution Company, LLC
Term Loan, 3.92%, Maturing December 21, 2014	1,139	1,007,003
Term Loan - Second Lien, 7.18%, Maturing June 21, 2015(2)	2,050	1,411,425
Sabre, Inc.
Term Loan, 5.25%, Maturing February 19, 2019	1,436	1,447,933
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	2,391	2,369,210
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	3,150	3,166,310
SRAM, LLC
Term Loan, 4.03%, Maturing April 10, 2020	2,360	2,359,667
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	1,625	1,638,712
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	1,667	1,672,355
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	2,000	2,032,500

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		1,172	$1,175,359
Zuffa LLC
Term Loan, 4.50%, Maturing February 25, 2020		3,490	3,523,534

			$57,815,714

Lodging and Casinos — 2.2%
Affinity Gaming, LLC
Term Loan, 4.25%, Maturing November 9, 2017		1,626	$1,635,748
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		599	602,490
Caesars Entertainment Operating Company
Term Loan, 5.49%, Maturing January 26, 2018		5,336	5,105,429
CityCenter Holdings, LLC
Term Loan, 5.00%, Maturing October 16, 2020		1,125	1,143,578
Four Seasons Holdings Inc.
Term Loan - Second Lien, 6.25%, Maturing December 28, 2020		3,100	3,185,250
Gala Group Ltd.
Term Loan, 5.49%, Maturing May 25, 2018	GBP	2,775	4,648,506
Golden Nugget, Inc.
Term Loan, 0.50%, Maturing November 21, 2019(6)		180	181,854
Term Loan, 5.50%, Maturing November 21, 2019		420	427,088
Hilton Worldwide Finance, LLC
Term Loan, 3.75%, Maturing October 26, 2020		9,414	9,500,776
Las Vegas Sands LLC
Term Loan, 3.25%, Maturing December 20, 2020		2,575	2,575,402
MGM Resorts International
Term Loan, 2.92%, Maturing December 20, 2017		1,980	1,983,712
Term Loan, 3.50%, Maturing December 20, 2019		4,455	4,458,248
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		1,194	1,201,463
Playa Resorts Holding B.V.
Term Loan, 4.75%, Maturing August 6, 2019		599	607,478
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		4,200	4,212,688
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		499	499,124

			$41,968,834

Nonferrous Metals/Minerals — 1.0%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		918	$904,177
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018		3,055	3,019,053
Constellium Holdco B.V.
Term Loan, 6.00%, Maturing March 25, 2020		645	664,479
Fairmount Minerals Ltd.
Term Loan, 4.25%, Maturing March 15, 2017		499	503,550
Term Loan, 5.00%, Maturing September 5, 2019		2,519	2,559,092
Murray Energy Corporation
Term Loan, 5.25%, Maturing November 21, 2019		1,825	1,844,770
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		1,032	970,587
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017		3,266	3,284,001

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	536	$540,607
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	925	944,078
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	1,238	1,181,813
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	500	455,000
Walter Energy, Inc.
Term Loan, 6.75%, Maturing April 2, 2018	3,138	3,084,611

		$19,955,818

Oil and Gas — 1.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	2,089	$2,105,292
Term Loan - Second Lien, 8.75%, Maturing December 18, 2020	2,675	2,735,187
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	2,175	2,213,063
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	380	383,685
Term Loan, 9.00%, Maturing June 23, 2017	422	427,058
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	1,063	1,094,653
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	1,550	1,547,336
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	1,022	1,031,597
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	700	716,250
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	8,746	8,819,662
Obsidian Holdings LLC
Term Loan, 6.75%, Maturing November 2, 2015	1,092	1,103,962
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,447	1,462,886
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	544	545,084
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	1,900	1,909,500
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 11, 2020	128	129,484
Term Loan, 4.25%, Maturing December 16, 2020	48	48,290
Term Loan, 4.25%, Maturing December 16, 2020	924	930,820
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	3,269	3,288,854
Term Loan, 5.00%, Maturing September 25, 2019	265	266,189
Term Loan, 5.00%, Maturing September 25, 2019	433	435,800
Tallgrass Operations, LLC
Term Loan, 4.25%, Maturing November 13, 2018	1,771	1,783,284
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	2,982	2,998,333

		$35,976,269

Publishing — 2.1%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	893	$889,900
American Greetings Corporation
Term Loan, 4.00%, Maturing August 9, 2019	1,300	1,303,250

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ascend Learning, Inc.
Term Loan, 7.00%, Maturing May 23, 2017		2,506	$2,515,755
Flint Group SA
Term Loan, 6.65%, Maturing December 30, 2016		30	30,411
Term Loan, 6.59%, Maturing December 31, 2016	EUR	104	142,917
Term Loan, 6.59%, Maturing December 31, 2016	EUR	479	660,359
Term Loan - Second Lien, 7.84%, (7.34 Cash, 0.50% PIK), Maturing June 30, 2018	EUR	1,510	2,006,345
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		9,133	8,542,930
Interactive Data Corporation
Term Loan, 3.75%, Maturing February 11, 2018		4,625	4,638,056
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		8,700	8,763,046
McGraw-Hill Global Education Holdings, LLC
Term Loan, 9.00%, Maturing March 22, 2019		893	911,243
Media General Inc.
Term Loan, 4.25%, Maturing July 31, 2020		1,325	1,339,898
Merrill Communications, LLC
Term Loan, 7.25%, Maturing March 8, 2018		826	839,753
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing August 21, 2020		425	426,594
Nelson Education Ltd.
Term Loan, 2.75%, Maturing July 3, 2014		595	456,544
Nielsen Finance LLC
Term Loan, 2.92%, Maturing May 2, 2016		1,945	1,952,653
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 1, 2019		773	770,164
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		1,194	1,158,896
Springer Science+Business Media Deutschland GmbH
Term Loan, 5.00%, Maturing August 10, 2020		2,322	2,337,649
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		2	2,434
Term Loan, 8.00%, Maturing September 29, 2014		25	24,968

			$39,713,765

Radio and Television — 1.2%
Clear Channel Communications, Inc.
Term Loan, 3.82%, Maturing January 29, 2016		10	$9,584
Term Loan, 6.92%, Maturing January 30, 2019		566	542,208
Term Loan, 7.67%, Maturing July 30, 2019		182	179,848
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 12, 2020		5,825	5,875,969
Entercom Radio, LLC
Term Loan, 4.02%, Maturing November 23, 2018		474	478,551
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		1,942	1,921,644
Gray Television, Inc.
Term Loan, 4.75%, Maturing October 15, 2019		158	158,552
LIN Television Corp.
Term Loan, 4.00%, Maturing December 21, 2018		588	592,054
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		1,116	1,121,779
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		896	901,328

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		897	$900,615
Sinclair Television Group Inc.
Term Loan, 3.00%, Maturing April 9, 2020		521	520,739
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		1,248	1,255,378
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		825	849,750
Tyrol Acquisitions 2 SAS
Term Loan, 4.23%, (3.23% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	709	951,033
Term Loan, 4.23%, (3.23% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	709	951,033
Univision Communications Inc.
Term Loan, 4.50%, Maturing March 2, 2020		6,675	6,721,296

			$23,931,361

Retailers (Except Food and Drug) — 2.9%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		2,916	$2,945,440
B&M Retail Limited
Term Loan, 6.02%, Maturing February 18, 2020	GBP	1,800	3,006,046
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		3,192	3,214,353
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		4,670	4,661,891
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		691	694,706
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		714	718,272
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		1,322	1,339,689
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		5,025	5,111,194
J Crew Group, Inc.
Term Loan, 4.00%, Maturing March 7, 2018		3,622	3,648,360
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		4,065	4,083,943
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		4,005	4,026,453
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		827	829,898
Neiman Marcus Group, Inc. (The)
Term Loan, 5.00%, Maturing October 26, 2020		5,475	5,551,749
Ollie’s Bargain Outlet, Inc.
Term Loan, 5.26%, Maturing September 27, 2019		520	521,051
Party City Holdings Inc.
Term Loan, 4.25%, Maturing July 29, 2019		2,648	2,662,484
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		495	497,475
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		2,415	2,431,204
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		1,655	1,658,534
Term Loan, 4.25%, Maturing August 7, 2019		568	571,125
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		1,247	1,254,980
Term Loan, Maturing November 14, 2019(3)		750	754,219

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		2,475	$2,376,000
Visant Corporation
Term Loan, 5.25%, Maturing December 22, 2016		1,258	1,243,837
Vivarte SA
Term Loan, 2.34%, Maturing March 9, 2015	EUR	31	37,166
Term Loan, 2.34%, Maturing March 9, 2015	EUR	122	144,536
Term Loan, 2.34%, Maturing March 9, 2015	EUR	781	928,330
Term Loan, 2.84%, Maturing March 8, 2016	EUR	31	37,166
Term Loan, 2.84%, Maturing March 8, 2016	EUR	122	144,535
Term Loan, 2.84%, Maturing March 8, 2016	EUR	781	928,330
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		633	604,863

			$56,627,829

Steel — 0.9%
Essar Steel Algoma, Inc.
Term Loan, 9.25%, Maturing September 19, 2014		2,321	$2,343,831
FMG Resources (August 2006) Pty Ltd.
Term Loan, 4.25%, Maturing June 28, 2019		8,626	8,757,026
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		371	372,874
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		1,357	1,362,706
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		2,346	2,343,402
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		650	654,875
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		167	166,520
Waupaca Foundry, Inc.
Term Loan, 4.50%, Maturing June 29, 2017		2,089	2,093,776

			$18,095,010

Surface Transport — 0.5%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		997	$992,402
Term Loan, 3.00%, Maturing March 11, 2018		3,258	3,261,867
Term Loan, 3.75%, Maturing March 12, 2018		2,945	2,959,976
Swift Transportation Co.
Term Loan, 2.92%, Maturing December 21, 2016		995	1,001,973
Term Loan, 4.00%, Maturing December 21, 2017		1,232	1,241,988

			$9,458,206

Telecommunications — 1.8%
Arris Group, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		1,325	$1,322,699
Cellular South, Inc.
Term Loan, 3.25%, Maturing May 22, 2020		447	446,067
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		520	522,132
Term Loan, 4.75%, Maturing March 9, 2020		2,549	2,558,353
Crown Castle Operating Company
Term Loan, 3.25%, Maturing January 31, 2019		3,280	3,287,131

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	10,100	$10,201,000
Mitel US Holdings, Inc.
Term Loan, 7.00%, Maturing February 27, 2019	803	807,266
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	370	371,935
Term Loan, 3.75%, Maturing September 27, 2019	174	175,209
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	2,400	2,411,563
Term Loan, 4.00%, Maturing April 23, 2019	2,841	2,847,101
Telesat LLC
Term Loan, 3.50%, Maturing March 28, 2019	5,871	5,902,788
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	988	990,432
Term Loan, 3.50%, Maturing January 23, 2020	3,564	3,575,120

		$35,418,796

Utilities — 1.2%
AES Corporation
Term Loan, 3.75%, Maturing June 1, 2018	2,952	$2,976,753
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020	1,244	1,236,598
Term Loan, 3.25%, Maturing January 31, 2022	473	468,637
Calpine Corporation
Term Loan, 4.00%, Maturing April 2, 2018	999	1,007,573
Term Loan, 4.00%, Maturing April 2, 2018	2,577	2,598,871
Term Loan, 4.00%, Maturing October 9, 2019	4,839	4,879,410
Term Loan, 4.00%, Maturing October 30, 2020	475	478,741
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	2,176	2,192,055
EFS Cogen Holdings I Inc.
Term Loan, 3.75%, Maturing December 1, 2020	800	806,000
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 31, 2019	672	675,264
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	747	756,412
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	577	583,398
PowerTeam Services, LLC
Term Loan, 3.69%, Maturing May 6, 2020(6)	97	96,372
Term Loan, 4.25%, Maturing May 6, 2020	774	767,504
Raven Power Finance, LLC
Term Loan, 5.25%, Maturing December 19, 2020	2,050	2,055,125
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.73%, Maturing October 10, 2017	1,575	1,087,667

		$22,666,380

Total Senior Floating-Rate Interests (identified cost $1,179,869,828)		$1,184,408,931

Corporate Bonds & Notes — 55.8%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.7%
Alliant Techsystems, Inc.
5.25%, 10/1/21(7)	1,515	$1,526,363
CBC Ammo, LLC/CBC FinCo, Inc.
7.25%, 11/15/21(7)	2,415	2,390,850
GenCorp, Inc.
7.125%, 3/15/21	1,395	1,499,625
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21	2,025	2,232,562
TransDigm, Inc.
7.75%, 12/15/18	5,030	5,419,825

		$13,069,225

Agriculture — 0.0%(4)
Lorillard Tobacco Co.
7.00%, 8/4/41	750	$815,792

		$815,792

Automotive — 1.4%
American Axle & Manufacturing, Inc.
5.125%, 2/15/19	660	$681,450
Chrysler Group, LLC
8.25%, 6/15/21	6,640	7,586,200
Continental Rubber of America Corp.
4.50%, 9/15/19(7)	1,130	1,203,224
Ford Motor Co.
6.625%, 10/1/28	1,000	1,123,196
General Motors Financial Co., Inc.
2.75%, 5/15/16(7)	3,070	3,116,050
4.75%, 8/15/17(7)	1,615	1,721,994
3.50%, 10/2/18(7)	405	416,138
4.25%, 5/15/23(7)	960	915,600
Kia Motors Corp.
3.625%, 6/14/16(7)	1,600	1,671,856
Navistar International Corp.
8.25%, 11/1/21	3,190	3,317,600
Schaeffler Finance BV
6.875%, 8/15/18(7)(8)	2,785	2,966,025
4.75%, 5/15/21(7)	1,245	1,248,112
Tomkins, LLC/Tomkins, Inc.
9.00%, 10/1/18	595	654,500

		$26,621,945

Banks and Thrifts — 1.0%
Banco do Brasil SA
6.25% to 4/15/24, 12/31/49(7)(9)	750	$581,250
Bank One Michigan
8.25%, 11/1/24	275	352,976
Barclays Bank PLC
10.179%, 6/12/21(7)	1,000	1,327,255
Citigroup, Inc.
5.50%, 9/13/25	1,000	1,053,647
6.625%, 6/15/32	1,000	1,112,834

Security	Principal Amount* (000’s omitted)	Value
CNH Capital, LLC
3.875%, 11/1/15	1,070	$1,110,125
6.25%, 11/1/16	2,055	2,278,481
3.625%, 4/15/18	2,500	2,546,875
Countrywide Financial Corp.
6.25%, 5/15/16	1,800	1,987,283
First Niagara Financial Group, Inc.
7.25%, 12/15/21	945	1,093,023
HBOS PLC
6.75%, 5/21/18(7)	1,700	1,930,562
Rabobank Nederland
4.625%, 12/1/23	1,000	1,007,373
Regions Financial Corp.
5.75%, 6/15/15	200	213,180
2.00%, 5/15/18	625	605,532
7.375%, 12/10/37	730	788,004
Standard Chartered Bank
6.40%, 9/26/17(7)	1,075	1,220,190
Zions Bancorporation
6.00%, 9/15/15	67	70,609

		$19,279,199

Beverage and Tobacco — 0.3%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc.
5.625%, 12/15/16(7)	775	$792,438
6.00%, 6/15/17(7)	1,065	1,080,975
Constellation Brands, Inc.
6.00%, 5/1/22	1,530	1,640,925
4.25%, 5/1/23	2,815	2,632,025

		$6,146,363

Brokers, Dealers and Investment Houses — 0.5%
Alliance Data Systems Corp.
6.375%, 4/1/20(7)	1,210	$1,273,525
BP Capital Markets PLC
3.561%, 11/1/21	800	806,495
E*TRADE Financial Corp.
6.00%, 11/15/17	295	314,913
6.375%, 11/15/19	1,015	1,094,931
Macquarie Bank, Ltd.
6.625%, 4/7/21(7)	550	608,425
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp.
5.625%, 3/15/20(7)	4,335	4,573,425
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(7)	1,250	1,271,875

		$9,943,589

Building and Development — 1.5%
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(7)	1,555	$1,621,087
Builders FirstSource, Inc.
7.625%, 6/1/21(7)	2,175	2,278,312
CB Richard Ellis Service, Inc.
6.625%, 10/15/20	3,270	3,515,250

Security	Principal Amount* (000’s omitted)	Value
HD Supply, Inc.
8.125%, 4/15/19	825	$922,969
7.50%, 7/15/20(7)	1,175	1,271,937
11.50%, 7/15/20	1,005	1,202,231
Interface, Inc.
7.625%, 12/1/18	774	835,920
Interline Brands, Inc.
10.00%, 11/15/18(8)	5,775	6,338,062
MDC Holdings, Inc.
5.625%, 2/1/20	555	584,138
6.00%, 1/15/43	230	198,476
Nortek, Inc.
10.00%, 12/1/18	1,905	2,112,169
8.50%, 4/15/21	2,225	2,475,312
Rexel SA
6.125%, 12/15/19(7)	500	525,000
5.25%, 6/15/20(7)	2,710	2,737,100
Toll Brothers Finance Corp.
4.375%, 4/15/23	915	853,238
USG Corp.
5.875%, 11/1/21(7)	870	905,888

		$28,377,089

Business Equipment and Services — 2.8%
ADT Corp. (The)
6.25%, 10/15/21(7)	3,270	$3,437,588
3.50%, 7/15/22	1,135	988,279
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
8.25%, 1/15/19	550	602,250
9.75%, 3/15/20	4,410	5,192,775
Carlson Wagonlit BV
6.875%, 6/15/19(7)	3,970	4,138,725
CTP Transportation Products, LLC/CTP Finance, Inc.
8.25%, 12/15/19(7)	1,045	1,094,638
FTI Consulting, Inc.
6.00%, 11/15/22	3,974	4,043,545
Iron Mountain, Inc.
6.00%, 8/15/23	2,800	2,884,000
National CineMedia, LLC
7.875%, 7/15/21	3,090	3,414,450
6.00%, 4/15/22	3,625	3,760,937
RSC Equipment Rental, Inc./RSC Holdings III, LLC
10.25%, 11/15/19	1,525	1,728,778
8.25%, 2/1/21	440	498,300
ServiceMaster Co.
8.00%, 2/15/20	535	548,375
SSI Investments II, Ltd./SSI Co-Issuer, LLC
11.125%, 6/1/18	4,605	5,019,450
TransUnion Holding Co., Inc.
9.625%, 6/15/18	3,925	4,239,000
TransUnion LLC/TransUnion Financing Corp.
11.375%, 6/15/18	3,880	4,248,600
United Rentals North America, Inc.
7.375%, 5/15/20	4,375	4,872,656

Security	Principal Amount* (000’s omitted)		Value
8.375%, 9/15/20		525	$588,000
7.625%, 4/15/22		3,065	3,421,306

			$54,721,652

Cable and Satellite Television — 2.4%
AMC Networks, Inc.
7.75%, 7/15/21		1,100	$1,243,000
4.75%, 12/15/22		915	876,113
Cablevision Systems Corp.
7.75%, 4/15/18		1,055	1,181,600
CCO Holdings, LLC
6.75%, 11/15/21		2,780	3,009,350
CCO Holdings, LLC/CCO Capital Corp.
7.25%, 10/30/17		2,105	2,233,931
8.125%, 4/30/20		365	397,850
5.25%, 9/30/22		4,295	4,031,931
5.75%, 1/15/24		1,980	1,876,050
DISH DBS Corp.
6.75%, 6/1/21		6,195	6,597,675
5.875%, 7/15/22		3,495	3,512,475
Lynx II Corp.
6.375%, 4/15/23(7)		10,705	10,945,862
Mediacom, LLC/Mediacom Capital Corp.
9.125%, 8/15/19		785	852,706
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		4,295	4,187,625
UPCB Finance V, Ltd.
7.25%, 11/15/21(7)		3,055	3,329,950
UPCB Finance VI, Ltd.
6.875%, 1/15/22(7)		2,025	2,161,688

			$46,437,806

Chemicals and Plastics — 1.0%
Celanese US Holdings, LLC
6.625%, 10/15/18		880	$943,800
5.875%, 6/15/21		940	1,005,800
Chemtura Corp.
5.75%, 7/15/21		755	769,156
Ineos Finance PLC
7.25%, 2/15/19(7)(10)	EUR	1,000	1,468,559
8.375%, 2/15/19(7)		3,700	4,130,125
7.50%, 5/1/20(7)		850	936,063
Kraton Polymers, LLC
6.75%, 3/1/19		940	994,050
Milacron, LLC/Mcron Finance Corp.
7.75%, 2/15/21(7)		525	553,875
Polymer Group, Inc.
7.75%, 2/1/19		320	342,800
Tronox Finance, LLC
6.375%, 8/15/20		4,170	4,274,250
Tyco Electronics Group SA
4.875%, 1/15/21		750	786,767
US Coatings Acquisition, Inc./Flash Dutch 2 BV
7.375%, 5/1/21(7)		2,810	3,010,212

Security	Principal Amount* (000’s omitted)	Value
Westlake Chemical Corp.
3.60%, 7/15/22	955	$904,952

		$20,120,409

Clothing/Textiles — 0.3%
Levi Strauss & Co.
6.875%, 5/1/22	1,190	$1,314,950
Phillips-Van Heusen Corp.
7.75%, 11/15/23(2)	3,740	4,475,684
Quiksilver, Inc./QS Wholesale, Inc.
7.875%, 8/1/18(7)	320	348,800
10.00%, 8/1/20	280	317,800

		$6,457,234

Commercial Services — 0.2%
Cielo SA/Cielo USA, Inc.
3.75%, 11/16/22(7)	960	$856,800
TMS International Corp.
7.625%, 10/15/21(7)	1,710	1,829,700
Verisk Analytics, Inc.
4.125%, 9/12/22	960	929,499

		$3,615,999

Conglomerates — 0.5%
Amsted Industries, Inc.
8.125%, 3/15/18(7)	3,220	$3,401,125
Harbinger Group, Inc.
7.875%, 7/15/19(7)	915	987,056
Spectrum Brands Escrow Corp.
6.375%, 11/15/20(7)	1,100	1,177,000
6.625%, 11/15/22(7)	1,600	1,706,000
Spectrum Brands, Inc.
6.75%, 3/15/20	1,645	1,778,657

		$9,049,838

Containers and Glass Products — 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.
7.00%, 11/15/20(7)	4,445	$4,511,675
BOE Merger Corp.
9.50%, 11/1/17(7)(8)	545	581,787
BWAY Holding Co.
10.00%, 6/15/18	620	674,250
Crown Americas, LLC/Crown Americas Capital Corp. IV
4.50%, 1/15/23	1,755	1,649,700
Reynolds Group Holdings, Inc.
7.125%, 4/15/19	2,665	2,851,550
7.875%, 8/15/19	1,225	1,359,750
9.875%, 8/15/19	4,370	4,883,475
Sealed Air Corp.
8.375%, 9/15/21(7)	5,630	6,418,200

		$22,930,387

Cosmetics/Toiletries — 0.3%
Alphabet Holding Co., Inc.
7.75%, 11/1/17(7)(8)	2,810	$2,903,081

Security	Principal Amount* (000’s omitted)		Value
Party City Holdings, Inc.
8.875%, 8/1/20(7)		2,735	$3,076,875
Sun Products Corp. (The)
7.75%, 3/15/21(7)		700	619,500

			$6,599,456

Diversified Financial Services — 1.0%
BPCE SA
5.70%, 10/22/23(7)		1,000	$1,032,280
Discover Financial Services
3.85%, 11/21/22		270	256,091
General Electric Capital Corp.
5.30%, 2/11/21		2,185	2,444,840
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20		375	430,071
5.95%, 1/15/27		1,000	1,062,409
Jefferies Group, Inc.
8.50%, 7/15/19		1,025	1,255,625
KION Finance SA
4.718%, 2/15/20(7)(10)	EUR	1,575	2,212,553
Santander UK PLC
5.00%, 11/7/23(7)		847	850,444
SLM Corp.
5.50%, 1/15/19		5,390	5,596,777
8.00%, 3/25/20		3,150	3,579,187
7.25%, 1/25/22		430	456,875
Turkiye Is Bankasi
5.50%, 4/21/19(7)		1,000	994,200

			$20,171,352

Diversified Manufacturing Operations — 0.0%(4)
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33(7)		400	$507,856

			$507,856

Drugs — 1.0%
Capsugel SA
7.00%, 5/15/19(7)(8)		780	$796,088
Cardinal Health, Inc.
4.625%, 12/15/20		1,250	1,349,572
Endo Pharmaceuticals Holdings, Inc.
7.00%, 7/15/19		1,260	1,354,500
7.00%, 12/15/20		1,145	1,230,875
7.25%, 1/15/22		185	198,875
Pharmaceutical Product Development, Inc.
9.50%, 12/1/19(7)		5,050	5,706,500
Salix Pharmaceuticals, Ltd.
6.00%, 1/15/21(7)		1,825	1,875,187
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/21(7)		2,170	2,392,425
Warner Chilcott Co., LLC
7.75%, 9/15/18		3,720	4,045,500

			$18,949,522

Security	Principal Amount* (000’s omitted)	Value
Ecological Services and Equipment — 0.2%
Clean Harbors, Inc.
5.25%, 8/1/20	1,095	$1,133,325
5.125%, 6/1/21	900	913,500
Covanta Holding Corp.
6.375%, 10/1/22	2,085	2,148,884
Environmental Systems Product Holdings, Inc.
16.00%, 3/31/15(2)(7)	223	223,033

		$4,418,742

Electronics/Electrical — 1.8%
Agilent Technologies, Inc.
6.50%, 11/1/17	1,300	$1,506,539
Alcatel-Lucent USA, Inc.
4.625%, 7/1/17(7)	1,090	1,096,812
8.875%, 1/1/20(7)	6,085	6,815,200
6.75%, 11/15/20(7)	2,240	2,332,400
BMC Software Finance, Inc.
8.125%, 7/15/21(7)	2,955	3,058,425
Comision Federal de Electricidad
4.875%, 5/26/21(7)	1,100	1,141,250
CommScope Holding Co., Inc.
6.625%, 6/1/20(7)(8)	1,615	1,687,675
Energizer Holdings, Inc.
4.70%, 5/19/21	860	868,972
Entergy Corp.
3.625%, 9/15/15	2,390	2,466,370
Exelon Corp.
5.625%, 6/15/35	400	396,626
Freescale Semiconductor, Inc.
6.00%, 1/15/22(7)	1,670	1,695,050
Infor US, Inc.
9.375%, 4/1/19	1,965	2,220,450
Midamerican Funding, LLC
6.927%, 3/1/29	345	417,174
NCR Corp.
5.875%, 12/15/21(7)	715	731,981
6.375%, 12/15/23(7)	1,275	1,308,469
NeuStar, Inc.
4.50%, 1/15/23	695	630,713
Nuance Communications, Inc.
5.375%, 8/15/20(7)	885	869,512
NXP BV/NXP Funding, LLC
5.75%, 2/15/21(7)	1,105	1,160,250
PPL Energy Supply, LLC
6.50%, 5/1/18	1,500	1,669,444
Seagate HDD Cayman
7.00%, 11/1/21	3,340	3,703,225

		$35,776,537

Entertainment — 0.3%
GLP Capital, LP/GLP Financing II, Inc.
4.375%, 11/1/18(7)	320	$328,000
4.875%, 11/1/20(7)	3,730	3,739,325
5.375%, 11/1/23(7)	810	799,875

		$4,867,200

Security	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 0.9%
AWAS Aviation Capital, Ltd.
7.00%, 10/17/16(7)	3,895	$4,050,426
International Lease Finance Corp.
8.625%, 9/15/15	3,650	4,065,187
8.75%, 3/15/17	1,525	1,803,313
6.25%, 5/15/19	1,025	1,114,688
8.25%, 12/15/20	3,275	3,839,937
8.625%, 1/15/22	2,615	3,099,570

		$17,973,121

Financial Intermediaries — 2.7%
Ally Financial, Inc.
2.439%, 12/1/14(10)	765	$772,710
3.50%, 7/18/16	6,170	6,381,489
5.50%, 2/15/17	5,000	5,437,500
6.25%, 12/1/17	3,295	3,686,281
8.00%, 11/1/31	2,450	2,943,063
CIT Group, Inc.
4.75%, 2/15/15(7)	8,135	8,450,231
5.25%, 3/15/18	645	694,181
5.00%, 8/15/22	405	396,561
First Data Corp.
7.375%, 6/15/19(7)	3,105	3,322,350
6.75%, 11/1/20(7)	5,415	5,658,675
11.25%, 1/15/21(7)	2,770	3,071,238
10.625%, 6/15/21(7)	1,925	2,095,844
11.75%, 8/15/21(7)	1,055	1,118,300
Ford Motor Credit Co., LLC
12.00%, 5/15/15	3,380	3,881,612
General Motors Financial Co., Inc.
6.75%, 6/1/18	1,365	1,562,925
Janus Capital Group, Inc.
6.70%, 6/15/17	1,582	1,762,416
XLIT, Ltd.
5.75%, 10/1/21	600	673,913

		$51,909,289

Financial Services — 0.1%
Credit Suisse Group AG
7.50%, 12/31/49(7)	439	$464,374
Morgan Stanley
5.00%, 11/24/25	1,970	1,976,677
Svensk Exportkredit AB
2.875% to 11/14/18, 11/14/23(7)(9)	400	391,132

		$2,832,183

Food Products — 0.8%
ASG Consolidated, LLC/ASG Finance, Inc.
15.00%, 5/15/17(7)(8)	2,904	$2,478,081
B&G Foods, Inc.
4.625%, 6/1/21	310	298,375
Bunge, Ltd. Finance Corp.
8.50%, 6/15/19	1,000	1,229,226

Security	Principal Amount* (000’s omitted)	Value
ConAgra Foods, Inc.
6.625%, 8/15/39(7)	940	$1,066,917
Corn Products International, Inc.
6.625%, 4/15/37	325	361,954
Hawk Acquisition Sub, Inc.
4.25%, 10/15/20(7)	2,625	2,546,250
Michael Foods Group, Inc.
9.75%, 7/15/18	4,360	4,763,300
Michael Foods Holding, Inc.
8.50%, 7/15/18(7)(8)	1,380	1,462,800
Post Holdings, Inc.
6.75%, 12/1/21(7)	680	705,500
7.375%, 2/15/22(7)	425	456,875

		$15,369,278

Food Service — 0.5%
Aramark Corp.
5.75%, 3/15/20(7)	1,005	$1,055,250
Darling International, Inc.
5.375%, 1/15/22(7)	1,245	1,255,894
Delhaize Group SA
4.125%, 4/10/19	460	473,199
NPC International, Inc.
10.50%, 1/15/20	4,405	5,109,800
Pinnacle Operating Corp.
9.00%, 11/15/20(7)	1,345	1,430,743

		$9,324,886

Food/Drug Retailers — 0.1%
Pantry, Inc. (The)
8.375%, 8/1/20	1,635	$1,745,363

		$1,745,363

Forest Products — 0.2%
Domtar Corp.
10.75%, 6/1/17	2,995	$3,739,605

		$3,739,605

Health Care — 4.3%
Accellent, Inc.
8.375%, 2/1/17	3,655	$3,837,750
Air Medical Group Holdings, Inc.
9.25%, 11/1/18	1,588	1,722,980
Alere, Inc.
8.625%, 10/1/18	1,310	1,421,350
6.50%, 6/15/20	1,055	1,084,013
Amsurg Corp.
5.625%, 11/30/20	645	674,025
Biomet, Inc.
6.50%, 8/1/20	1,245	1,313,475
Community Health Systems, Inc.
5.125%, 8/15/18	4,830	4,999,050
7.125%, 7/15/20	2,785	2,892,919
ConvaTec Finance International SA
8.25%, 1/15/19(7)(8)	5,205	5,341,631

Security	Principal Amount* (000’s omitted)	Value
ConvaTec Healthcare E SA
10.50%, 12/15/18(7)	2,235	$2,517,169
Emergency Medical Services Corp.
8.125%, 6/1/19	816	888,420
Fresenius Medical Care US Finance II, Inc.
5.625%, 7/31/19(7)	1,640	1,779,400
5.875%, 1/31/22(7)	1,365	1,446,900
Fresenius US Finance II, Inc.
9.00%, 7/15/15(7)	1,400	1,554,000
HCA Holdings, Inc.
6.25%, 2/15/21	1,710	1,793,362
HCA, Inc.
6.50%, 2/15/20	3,565	3,925,956
7.50%, 2/15/22	2,930	3,223,000
4.75%, 5/1/23	1,125	1,060,313
Hologic, Inc.
6.25%, 8/1/20	5,990	6,349,400
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/1/18	3,115	3,597,825
MPH Intermediate Holding Co. 2
8.375%, 8/1/18(7)(8)	5,355	5,589,281
MultiPlan, Inc.
9.875%, 9/1/18(7)	4,060	4,486,300
Mylan Inc.
3.125%, 1/15/23(7)	1,000	907,796
Opal Acquisition, Inc.
8.875%, 12/15/21(7)	1,600	1,598,000
Physio-Control International, Inc.
9.875%, 1/15/19(7)	1,496	1,683,000
ResCare, Inc.
10.75%, 1/15/19	1,740	1,957,500
STHI Holding Corp.
8.00%, 3/15/18(7)	1,375	1,478,125
Teleflex, Inc.
6.875%, 6/1/19	540	569,700
Tenet Healthcare Corp.
6.00%, 10/1/20(7)	1,795	1,876,897
8.125%, 4/1/22(7)	4,185	4,519,800
United Surgical Partners International, Inc.
9.00%, 4/1/20	1,880	2,115,000
VWR Funding, Inc.
7.25%, 9/15/17	1,580	1,702,450
WellCare Health Plans, Inc.
5.75%, 11/15/20	2,705	2,779,387

		$82,686,174

Home Furnishings — 0.3%
Libbey Glass, Inc.
6.875%, 5/15/20	1,413	$1,533,105
Tempur Sealy International, Inc.
6.875%, 12/15/20	3,125	3,421,875

		$4,954,980

Security	Principal Amount* (000’s omitted)	Value
Homebuilders/Real Estate — 0.1%
BC Mountain, LLC/BC Mountain Finance, Inc.
7.00%, 2/1/21(7)	1,900	$1,928,500

		$1,928,500

Industrial Equipment — 0.2%
Accudyne Industries Borrower/Accudyne Industries, LLC
7.75%, 12/15/20(7)	1,945	$2,071,425
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(2)(11)	85	65,134
Kennametal, Inc.
3.875%, 2/15/22	970	922,690
Manitowoc Co., Inc. (The)
9.50%, 2/15/18	800	845,000

		$3,904,249

Insurance — 0.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC
7.875%, 12/15/20(7)	1,625	$1,714,375
American International Group, Inc.
4.875%, 9/15/16	1,000	1,098,953
5.60%, 10/18/16	600	669,043
6.25%, 5/1/36	500	581,354
Genworth Financial, Inc.
7.625%, 9/24/21	990	1,178,411
ING US, Inc.
2.90%, 2/15/18	1,190	1,217,748
5.70%, 7/15/43	200	209,007
Onex USI Acquisition Corp.
7.75%, 1/15/21(7)	3,115	3,200,662
PartnerRe Finance B, LLC
5.50%, 6/1/20	800	868,527
Principal Financial Group, Inc.
6.05%, 10/15/36	340	386,017
QBE Insurance Group, Ltd.
9.75%, 3/14/14(7)	1,235	1,254,929

		$12,379,026

Internet Software & Services — 0.0%(4)
VeriSign, Inc.
4.625%, 5/1/23	550	$528,000

		$528,000

Leisure Goods/Activities/Movies — 1.0%
Activision Blizzard, Inc.
6.125%, 9/15/23(7)	1,190	$1,243,550
AMC Entertainment, Inc.
8.75%, 6/1/19	1,145	1,229,444
Cinemark USA, Inc.
7.375%, 6/15/21	685	760,350
MISA Investments, Ltd.
8.625%, 8/15/18(7)(8)	1,670	1,732,625
NCL Corp, Ltd.
5.00%, 2/15/18(7)	1,445	1,495,575

Security	Principal Amount* (000’s omitted)	Value
Regal Cinemas Corp.
8.625%, 7/15/19	220	$237,050
Regal Entertainment Group
9.125%, 8/15/18	508	553,720
5.75%, 2/1/25	745	705,887
Royal Caribbean Cruises
11.875%, 7/15/15	530	616,125
7.25%, 6/15/16	660	744,150
7.25%, 3/15/18	1,680	1,940,400
Seven Seas Cruises, S. de R.L.
9.125%, 5/15/19	3,285	3,634,031
Viking Cruises, Ltd.
8.50%, 10/15/22(7)	435	493,725
WMG Acquisition Corp.
11.50%, 10/1/18	3,755	4,337,025

		$19,723,657

Lodging and Casinos — 2.4%
Buffalo Thunder Development Authority
9.375%, 12/15/14(5)(7)	4,300	$1,741,500
Caesars Entertainment Operating Co., Inc.
5.625%, 6/1/15	5,280	5,266,800
8.50%, 2/15/20	6,150	5,938,594
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
5.625%, 10/15/21(7)	3,645	3,788,522
Inn of the Mountain Gods Resort & Casino
9.25%, 11/30/20(7)	654	637,650
MGM Resorts International
5.875%, 2/27/14	2,280	2,294,250
6.625%, 12/15/21	3,290	3,483,287
7.75%, 3/15/22	3,970	4,456,325
Mohegan Tribal Gaming Authority
11.00%, 9/15/18(7)	1,560	1,568,775
Penn National Gaming, Inc.
5.875%, 11/1/21(7)	1,445	1,430,550
Playa Resorts Holding B.V.
8.00%, 8/15/20(7)	1,110	1,183,538
Station Casinos, LLC
7.50%, 3/1/21	2,535	2,712,450
Studio City Finance, Ltd.
8.50%, 12/1/20(7)	4,685	5,212,062
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp.
6.375%, 6/1/21(7)	530	514,100
Tunica-Biloxi Gaming Authority
9.00%, 11/15/15(7)	3,565	3,244,150
Waterford Gaming, LLC
8.625%, 9/15/14(2)(7)	2,724	1,146,186
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20	1,945	2,192,987

		$46,811,726

Media — 0.0%(4)
Omnicom Group, Inc.
3.625%, 5/1/22	700	$678,093

		$678,093

Security	Principal Amount* (000’s omitted)	Value
Metals/Mining — 0.1%
Barrick Gold Corp.
6.95%, 4/1/19	500	$577,486
Southern Copper Corp.
5.25%, 11/8/42	1,000	813,463

		$1,390,949

Mining, Steel, Iron and Nonprecious Metals — 0.6%
ArcelorMittal
6.75%, 2/25/22	4,000	$4,370,000
Eldorado Gold Corp.
6.125%, 12/15/20(7)	3,315	3,207,262
Inmet Mining Corp.
8.75%, 6/1/20(7)	1,010	1,100,900
7.50%, 6/1/21(7)	1,370	1,438,500
MMC Norilsk Nickel OJSC via MMC Finance, Ltd.
5.55%, 10/28/20(7)	1,000	998,750

		$11,115,412

Nonferrous Metals/Minerals — 0.9%
Barrick International Barbados Corp.
6.35%, 10/15/36(7)	750	$672,224
FMG Resources (August 2006) Pty, Ltd.
7.00%, 11/1/15(7)	3,874	4,026,539
New Gold, Inc.
7.00%, 4/15/20(7)	950	979,687
6.25%, 11/15/22(7)	1,535	1,492,787
Novelis, Inc.
8.375%, 12/15/17	1,565	1,673,572
8.75%, 12/15/20	3,010	3,363,675
Quadra FNX Mining, Ltd.
7.75%, 6/15/19(7)	3,730	3,953,800
Teck Resources, Ltd.
4.75%, 1/15/22	900	908,889
Vale, Inc.
5.70%, 10/15/15	500	535,348
6.875%, 11/21/36	500	517,472

		$18,123,993

Oil and Gas — 7.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.
6.75%, 5/20/20	1,245	$1,366,388
7.00%, 5/20/22	4,620	5,035,800
AmeriGas Partners LP/AmeriGas Finance Corp.
6.25%, 8/20/19	1,570	1,695,600
Anadarko Finance Co.
7.50%, 5/1/31	465	565,443
Antero Resources Finance Corp.
6.00%, 12/1/20	473	499,015
5.375%, 11/1/21(7)	2,875	2,905,547
Atlas Energy Holdings Operating Co., LLC
7.75%, 1/15/21(7)	780	752,700
Atlas Pipeline Partners, LP
4.75%, 11/15/21(7)	820	754,400

Security	Principal Amount* (000’s omitted)	Value
Atwood Oceanics, Inc.
6.50%, 2/1/20	1,305	$1,399,612
Berry Petroleum Co.
6.375%, 9/15/22	3,215	3,287,337
Bonanza Creek Energy, Inc.
6.75%, 4/15/21	2,010	2,115,525
Bristow Group, Inc.
6.25%, 10/15/22	1,000	1,059,450
Calfrac Holdings, LP
7.50%, 12/1/20(7)	955	978,875
Chesapeake Energy Corp.
6.125%, 2/15/21	1,825	1,966,437
5.75%, 3/15/23	2,650	2,742,750
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc.
6.625%, 11/15/19	1,100	1,157,750
Concho Resources, Inc.
7.00%, 1/15/21	1,800	1,989,000
6.50%, 1/15/22	685	744,938
5.50%, 4/1/23	2,550	2,639,250
Continental Resources, Inc.
7.125%, 4/1/21	1,535	1,747,981
5.00%, 9/15/22	2,085	2,168,400
CrownRock, LP/CrownRock Finance, Inc.
7.125%, 4/15/21(7)	2,045	2,126,800
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	5,000	4,937,500
Denbury Resources, Inc.
8.25%, 2/15/20	1,674	1,851,862
Energy Transfer Partners, L.P.
3.60%, 2/1/23	600	555,812
Ensco PLC
4.70%, 3/15/21	900	952,227
EP Energy, LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	3,055	3,539,981
EP Energy, LLC/Everest Acquisition Finance, Inc.
6.875%, 5/1/19	4,180	4,519,625
7.75%, 9/1/22	815	916,875
Frontier Oil Corp.
6.875%, 11/15/18	610	661,088
Halcon Resources Corp.
9.75%, 7/15/20(7)	1,055	1,103,794
Harvest Operations Corp.
6.875%, 10/1/17	920	1,012,000
Holly Energy Partners, LP/Holly Energy Finance Corp.
6.50%, 3/1/20	615	645,750
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	8,630	9,622,450
5.50%, 1/15/21	375	375,938
Laredo Petroleum, Inc.
7.375%, 5/1/22	5,880	6,409,200
MEG Energy Corp.
6.375%, 1/30/23(7)	2,210	2,234,862
Murphy Oil USA, Inc.
6.00%, 8/15/23(7)	4,165	4,206,650

Security	Principal Amount* (000’s omitted)	Value
Oasis Petroleum, Inc.
6.50%, 11/1/21	955	$1,026,625
6.875%, 3/15/22(7)	2,805	2,987,325
6.875%, 1/15/23	3,030	3,242,100
Oil States International, Inc.
6.50%, 6/1/19	2,685	2,869,594
PBF Holding Co., LLC/PBF Finance Corp.
8.25%, 2/15/20	1,770	1,929,300
Petrobras International Finance Co.
6.875%, 1/20/40	900	857,847
Plains Exploration & Production Co.
6.125%, 6/15/19	1,000	1,094,031
6.875%, 2/15/23	750	840,000
Precision Drilling Corp.
6.625%, 11/15/20	1,150	1,233,375
6.50%, 12/15/21	2,390	2,557,300
Range Resources Corp.
6.75%, 8/1/20	1,815	1,973,812
Rockies Express Pipeline, LLC
3.90%, 4/15/15(7)	600	601,500
Rosetta Resources, Inc.
9.50%, 4/15/18	1,115	1,198,625
5.625%, 5/1/21	1,715	1,719,287
5.875%, 6/1/22	2,165	2,151,469
Rowan Cos., Inc.
7.875%, 8/1/19	1,000	1,201,783
Sabine Pass Liquefaction, LLC
5.625%, 2/1/21(7)	3,640	3,576,300
5.625%, 4/15/23(7)	2,640	2,481,600
Samson Investment Co.
10.50%, 2/15/20(7)	2,260	2,474,700
SandRidge Energy, Inc.
7.50%, 3/15/21	1,000	1,052,500
8.125%, 10/15/22	100	106,500
SESI, LLC
6.375%, 5/1/19	3,365	3,608,962
Seven Generations Energy, Ltd.
8.25%, 5/15/20(7)	2,415	2,620,275
SM Energy Co.
6.50%, 1/1/23	1,745	1,838,794
Southwestern Energy Co.
7.50%, 2/1/18	4,200	4,978,252
Tesoro Corp.
4.25%, 10/1/17	1,000	1,047,500
Transocean, Inc.
4.95%, 11/15/15	400	428,689
6.50%, 11/15/20	900	1,028,004
Ultra Petroleum Corp.
5.75%, 12/15/18(7)	520	535,600
Weatherford International, Ltd./Bermuda
9.625%, 3/1/19	800	1,028,478
WPX Energy, Inc.
5.25%, 1/15/17	770	825,825
6.00%, 1/15/22	3,405	3,422,025

		$141,782,589

Security	Principal Amount* (000’s omitted)	Value
Oil, Gas & Consumable Fuels — 0.1%
Hess Corp.
5.60%, 2/15/41	500	$521,173
Valero Energy Corp.
6.125%, 6/15/17	200	228,135
6.625%, 6/15/37	450	513,431

		$1,262,739

Pipelines — 0.2%
Kinder Morgan, Inc.
5.00%, 2/15/21(7)	3,650	$3,609,091

		$3,609,091

Publishing — 1.4%
Gannett Co., Inc.
5.125%, 7/15/20(7)	3,290	$3,347,575
IAC/InterActiveCorp
4.875%, 11/30/18(7)	1,825	1,875,188
Laureate Education, Inc.
9.25%, 9/1/19(7)	16,505	18,031,712
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance
9.75%, 4/1/21(7)	3,430	3,807,300
Nielsen Finance, LLC/Nielsen Finance Co.
4.50%, 10/1/20	960	938,400

		$28,000,175

Radio and Television — 0.9%
Clear Channel Communications, Inc.
9.00%, 12/15/19	226	$231,650
11.25%, 3/1/21	2,800	3,024,000
Clear Channel Worldwide Holdings, Inc.
Series A, 7.625%, 3/15/20	470	491,150
Series A, 6.50%, 11/15/22	1,100	1,120,625
Series B, 6.50%, 11/15/22	2,130	2,185,913
Crown Media Holdings, Inc.
10.50%, 7/15/19	940	1,071,600
LBI Media, Inc.
10.00%, 4/15/19(7)	1,830	1,907,775
Sirius XM Radio, Inc.
5.875%, 10/1/20(7)	2,545	2,602,262
Starz, LLC/Starz Finance Corp.
5.00%, 9/15/19	1,470	1,510,425
Univision Communications, Inc.
5.125%, 5/15/23(7)	3,955	3,969,831

		$18,115,231

Real Estate Investment Trusts (REITs) — 0.2%
CubeSmart LP
4.80%, 7/15/22	480	$493,179
Digital Realty Trust, LP
5.875%, 2/1/20	500	532,049
Goodman Funding PTY, Ltd.
6.375%, 4/15/21(7)	560	621,698

Security	Principal Amount* (000’s omitted)	Value
Host Hotels & Resorts LP
4.75%, 3/1/23	500	$503,560
Mack-Cali Realty LP
3.15%, 5/15/23	500	434,153
RHP Hotel Properties, LP/RHP Finance Corp.
5.00%, 4/15/21	690	684,825
Vornado Realty, LP
5.00%, 1/15/22	500	520,064

		$3,789,528

Retailers (Except Food and Drug) — 3.8%
Academy, Ltd./Academy Finance Corp.
9.25%, 8/1/19(7)	3,000	$3,330,000
Best Buy Co., Inc.
5.00%, 8/1/18	1,265	1,331,413
Burlington Holdings, LLC/Burlington Holding Finance, Inc.
9.00%, 2/15/18(7)(8)	3,568	3,675,040
Claire’s Stores, Inc.
9.00%, 3/15/19(7)	2,735	2,981,150
6.125%, 3/15/20(7)	670	649,900
Dollar General Corp.
4.125%, 7/15/17	1,000	1,062,192
Express, LLC/Express Finance Corp.
8.75%, 3/1/18	10,414	11,025,822
Gap, Inc. (The)
5.95%, 4/12/21	1,000	1,105,268
Hot Topic, Inc.
9.25%, 6/15/21(7)	3,975	4,183,688
L Brands, Inc.
8.50%, 6/15/19	3,325	4,006,625
6.625%, 4/1/21	6,135	6,763,837
5.625%, 2/15/22	790	811,725
Macy’s Retail Holdings, Inc.
6.90%, 4/1/29	650	737,719
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc.
7.50%, 8/1/18(7)(8)	5,095	5,324,275
Michaels Stores, Inc.
11.375%, 11/1/16	834	855,909
7.75%, 11/1/18	835	910,150
Neiman Marcus Group, Ltd., Inc.
8.00%, 10/15/21(7)	1,760	1,848,000
8.75%, 10/15/21(7)(8)	2,230	2,347,075
New Academy Finance Co., LLC/New Academy Finance Corp.
8.00%, 6/15/18(7)(8)	6,365	6,556,014
Petco Animal Supplies, Inc.
9.25%, 12/1/18(7)	4,475	4,821,812
Petco Holdings, Inc.
8.50%, 10/15/17(7)(8)	2,400	2,460,000
Sally Holdings, LLC/Sally Capital, Inc.
5.75%, 6/1/22	4,115	4,300,175
ServiceMaster Co.
7.00%, 8/15/20	1,235	1,230,369
Total Capital International SA
2.70%, 1/25/23	960	885,859

		$73,204,017

Security	Principal Amount* (000’s omitted)	Value
Services — 0.1%
Algeco Scotsman Global Finance PLC
10.75%, 10/15/19(7)	2,135	$2,263,100

		$2,263,100

Software and Services — 0.3%
Audatex North America, Inc.
6.00%, 6/15/21(7)	1,730	$1,820,825
Healthcare Technology Intermediate, Inc.
7.375%, 9/1/18(7)(8)	2,210	2,309,450
Microsoft Corp.
3.625%, 12/15/23	1,000	1,001,939

		$5,132,214

Steel — 0.2%
AK Steel Corp.
8.75%, 12/1/18	910	$1,021,475
Steel Dynamics, Inc.
6.375%, 8/15/22	500	542,500
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp.
7.375%, 2/1/20(7)	480	504,000
SunCoke Energy, Inc.
7.625%, 8/1/19	1,365	1,477,613

		$3,545,588

Super Retail — 0.1%
AutoNation, Inc.
5.50%, 2/1/20	1,080	$1,165,050

		$1,165,050

Surface Transport — 0.2%
CEVA Group PLC
11.625%, 10/1/16(7)	1,060	$1,118,300
8.375%, 12/1/17(7)	2,510	2,635,500
Hertz Corp. (The)
7.50%, 10/15/18	25	27,063
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(7)	1,045	1,039,775

		$4,820,638

Technology — 0.1%
International Game Technology
7.50%, 6/15/19	1,170	$1,362,325
Western Union Co. (The)
6.20%, 11/17/36	500	469,056

		$1,831,381

Telecommunications — 6.0%
Altice Financing SA
6.50%, 1/15/22(7)	1,540	$1,559,250
Altice Finco SA
8.125%, 1/15/24(7)	495	514,800
America Movil SAB de CV
5.00%, 10/16/19	300	329,250
AT&T, Inc.
5.80%, 2/15/19	1,350	1,548,518

Security	Principal Amount* (000’s omitted)	Value
Avaya, Inc.
9.00%, 4/1/19(7)	2,515	$2,640,750
10.50%, 3/1/21(7)	4,690	4,549,722
CenturyLink, Inc.
6.75%, 12/1/23	1,610	1,638,175
Colombia Telecomunicaciones SA ESP
5.375%, 9/27/22(7)	1,250	1,171,875
Digicel, Ltd.
8.25%, 9/1/17(7)	5,905	6,170,725
6.00%, 4/15/21(7)	2,310	2,234,925
Equinix, Inc.
7.00%, 7/15/21	1,340	1,468,975
Frontier Communications Corp.
7.625%, 4/15/24	285	285,713
Hughes Satellite Systems Corp.
6.50%, 6/15/19	3,235	3,518,062
Intelsat Jackson Holdings SA
7.25%, 10/15/20	2,350	2,582,063
Intelsat Luxembourg SA
7.75%, 6/1/21(7)	4,625	4,977,656
8.125%, 6/1/23(7)	3,540	3,809,925
Koninklijke KPN NV
7.00% to 3/28/23, 3/28/73(7)(9)	500	506,953
MetroPCS Wireless, Inc.
6.25%, 4/1/21(7)	1,100	1,145,375
6.625%, 4/1/23(7)	2,445	2,533,631
News America, Inc.
8.00%, 10/17/16	350	412,192
NII International Telecom SCA
7.875%, 8/15/19(7)	2,090	1,588,400
SBA Telecommunications, Inc.
8.25%, 8/15/19	640	689,600
5.75%, 7/15/20	1,985	2,074,325
Softbank Corp.
4.50%, 4/15/20(7)	4,995	4,895,100
Sprint Capital Corp.
8.75%, 3/15/32	1,365	1,470,788
Sprint Corp.
7.25%, 9/15/21(7)	2,475	2,666,812
7.875%, 9/15/23(7)	5,770	6,217,175
7.125%, 6/15/24(7)	1,840	1,872,200
Sprint Nextel Corp.
6.00%, 12/1/16	5,935	6,491,406
9.125%, 3/1/17	1,225	1,445,500
9.00%, 11/15/18(7)	7,585	9,158,887
7.00%, 8/15/20	4,810	5,230,875
6.00%, 11/15/22	4,755	4,659,900
T-Mobile USA, Inc.
5.25%, 9/1/18(7)	4,725	4,990,781
6.633%, 4/28/21	1,735	1,836,931
6.125%, 1/15/22	825	841,500
6.731%, 4/28/22	1,160	1,213,650
6.836%, 4/28/23	580	603,925
6.50%, 1/15/24	765	776,475

Security	Principal Amount* (000’s omitted)		Value
Telecom Italia Capital SA
7.721%, 6/4/38		600	$603,000
Telefonica Emisiones SAU
5.877%, 7/15/19		600	670,192
7.045%, 6/20/36		400	441,726
Verizon Communications, Inc.
4.50%, 9/15/20		2,499	2,676,182
Wind Acquisition Finance SA
5.479%, 4/30/19(7)(10)	EUR	600	846,121
Wind Acquisition Holdings Finance SA
12.25%, 7/15/17(7)(8)		2,659	2,661,367
Windstream Corp.
8.125%, 9/1/18		2,490	2,689,200
7.75%, 10/1/21		1,455	1,549,575
7.50%, 6/1/22		1,870	1,921,425
6.375%, 8/1/23		180	169,200

			$116,550,753

Utilities — 0.7%
AES Gener SA
5.25%, 8/15/21(7)		725	$736,456
Duquesne Light Holdings, Inc.
5.90%, 12/1/21(7)		850	934,293
Edison Mission Energy
7.50%, 6/15/13(12)		1,355	1,029,800
Enel SpA
8.75% to 9/24/23, 9/24/73(7)(9)		600	654,670
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc.
6.875%, 8/15/17(7)		765	795,600
Iberdrola Finance Ireland, Ltd.
5.00%, 9/11/19(7)		1,500	1,614,941
ITC Holdings Corp.
5.30%, 7/1/43		750	737,546
NRG Energy, Inc.
8.25%, 9/1/20		3,910	4,349,875
7.875%, 5/15/21		2,015	2,241,687
Southwestern Electric Power Co.
6.20%, 3/15/40		565	615,898

			$13,710,766

Total Corporate Bonds & Notes (identified cost $1,039,693,895)			$1,084,778,536

Foreign Corporate Bonds — 0.1%

Security	Principal Amount (000’s omitted)		Value
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23		$1,200	$1,210,099

Total Foreign Corporate Bonds (identified cost $1,200,944)			$1,210,099

Foreign Government Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value
Government of Bermuda 5.603%, 7/20/20(7)	$1,960	$2,116,800

Total Foreign Government Securities (identified cost $2,131,223)		$2,116,800

Mortgage Pass-Throughs — 19.7%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
5.00%, with various maturities to 2023	$11,379	$12,067,325
5.50%, with various maturities to 2032(13)	4,067	4,380,233
6.00%, with various maturities to 2031	2,984	3,191,758
6.50%, with various maturities to 2032(14)	22,561	25,202,469
7.00%, with various maturities to 2036	16,465	18,819,153
7.13%, with maturity at 2023	281	323,588
7.50%, with various maturities to 2029	10,406	12,196,311
7.65%, with maturity at 2022	352	404,701
8.00%, with various maturities to 2030	6,561	7,539,022
8.25%, with maturity at 2020	161	183,262
8.30%, with maturity at 2020	629	717,690
8.50%, with various maturities to 2031	5,657	6,670,403
9.00%, with various maturities to 2031	1,395	1,597,834
9.50%, with various maturities to 2025	1,172	1,335,228
10.00%, with maturity at 2020	144	161,222
10.50%, with maturity at 2020	129	146,390
12.00%, with maturity at 2020	43	45,088
13.00%, with maturity at 2015	4	4,104

		$94,985,781

Federal National Mortgage Association:
2.393%, with maturity at 2022(15)	1,223	1,251,745
2.754%, with maturity at 2036(15)	2,798	2,883,433
4.50%, with maturity at 2042(14)	17,593	18,658,250
5.00%, with various maturities to 2040(14)	32,122	34,716,822
5.50%, with various maturities to 2033	5,769	6,307,743
5.516%, with maturity at 2037(15)	5,124	5,441,008
6.00%, with various maturities to 2033	10,110	11,125,122
6.322%, with maturity at 2032(15)	8,187	9,017,648
6.50%, with various maturities to 2036(14)	57,669	64,726,895
6.75%, with maturity at 2023	206	236,539
7.00%, with various maturities to 2036	28,281	32,433,590
7.50%, with various maturities to 2035	11,354	13,289,043
8.00%, with various maturities to 2031	4,318	5,045,031
8.147%, with maturity at 2027(16)	1,070	1,236,302
8.25%, with maturity at 2018	10	11,141
8.362%, with maturity at 2029(16)	333	399,266
8.411%, with maturity at 2028(16)	381	445,957
8.466%, with maturity at 2024(16)	51	58,832
8.50%, with various maturities to 2030	5,163	6,089,838
8.614%, with maturity at 2027(16)	368	439,940
9.00%, with various maturities to 2027	6,443	7,581,056
9.116%, with maturity at 2018(16)	145	156,101
9.50%, with various maturities to 2030	1,837	2,158,274

Security	Principal Amount (000’s omitted)	Value
9.649%, with maturity at 2025(16)	$285	$322,401
9.878%, with maturity at 2019(16)	158	173,937
10.00%, with various maturities to 2020	439	495,390
10.50%, with maturity at 2021	397	457,583
11.50%, with maturity at 2016	29	31,059

		$225,189,946

Government National Mortgage Association:
6.00%, with maturity at 2024	1,499	1,669,348
6.50%, with various maturities to 2032	11,190	12,761,382
7.00%, with various maturities to 2033	7,495	8,757,705
7.50%, with various maturities to 2032	15,868	18,670,906
8.00%, with various maturities to 2034	9,944	11,766,064
8.30%, with maturity at 2020	351	403,298
8.50%, with various maturities to 2022	566	661,139
9.00%, with various maturities to 2026	2,730	3,223,109
9.50%, with various maturities to 2026	3,951	4,665,573
10.00%, with maturity at 2019	208	237,331

		$62,815,855

Total Mortgage Pass-Throughs (identified cost $365,035,979)		$382,991,582

Collateralized Mortgage Obligations — 8.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 24, Class J, 6.25%, 11/25/23	$821	$910,232
Series 1497, Class K, 7.00%, 4/15/23	784	877,746
Series 1529, Class Z, 7.00%, 6/15/23	1,217	1,361,516
Series 1620, Class Z, 6.00%, 11/15/23	1,021	1,129,421
Series 1677, Class Z, 7.50%, 7/15/23	676	769,537
Series 1702, Class PZ, 6.50%, 3/15/24	8,615	9,575,282
Series 2113, Class QG, 6.00%, 1/15/29	1,681	1,853,274
Series 2122, Class K, 6.00%, 2/15/29	316	353,382
Series 2130, Class K, 6.00%, 3/15/29	214	239,421
Series 2167, Class BZ, 7.00%, 6/15/29	229	259,457
Series 2182, Class ZB, 8.00%, 9/15/29	1,987	2,311,842
Series 2198, Class ZA, 8.50%, 11/15/29	2,497	2,908,574
Series 2245, Class A, 8.00%, 8/15/27	6,217	7,251,713
Series 2458, Class ZB, 7.00%, 6/15/32	2,086	2,369,116
Series 3762, Class SH, 9.67%, 11/15/40(17)	2,135	2,069,036
Series 4070, (Interest Only), Class S, 5.933%, 6/15/32(17)(18)	19,323	3,561,851
Series 4109, (Interest Only), Class ES, 5.983%, 12/15/41(17)(18)	15,000	1,616,459
Series 4109, (Interest Only), Class KS, 5.933%, 5/15/32(17)(18)	18,303	2,560,717
Series 4110, (Interest Only), Class SA, 5.483%, 9/15/42(17)(18)	15,441	1,887,372
Series 4149, (Interest Only), Class S, 6.083%, 1/15/33(17)(18)	9,101	1,817,496
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(18)	8,900	1,152,814
Series 4203, (Interest Only), Class QS, 6.083%, 5/15/43(17)(18)	6,817	1,344,850
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(18)	14,219	1,130,121
Series 4273, Class PU, 4.00%, 11/15/43	25,284	25,647,263
Series 4273, Class SP, 11.56%, 11/15/43(17)	5,619	5,748,818

		$80,707,310

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Series G92-44, Class Z, 8.00%, 7/25/22	$150	$162,502
Series G92-44, Class ZQ, 8.00%, 7/25/22	244	264,417
Series G92-46, Class Z, 7.00%, 8/25/22	516	575,368
Series G92-60, Class Z, 7.00%, 10/25/22	824	911,607
Series G93-35, Class ZQ, 6.50%, 11/25/23	10,083	11,265,633
Series G93-40, Class H, 6.40%, 12/25/23	2,277	2,538,222
Series 1988-14, Class I, 9.20%, 6/25/18	136	150,046
Series 1989-1, Class D, 10.30%, 1/25/19	94	100,667
Series 1989-34, Class Y, 9.85%, 7/25/19	244	277,985
Series 1990-17, Class G, 9.00%, 2/25/20	151	171,359
Series 1990-27, Class Z, 9.00%, 3/25/20	95	109,398
Series 1990-29, Class J, 9.00%, 3/25/20	81	92,184
Series 1990-43, Class Z, 9.50%, 4/25/20	318	364,892
Series 1991-98, Class J, 8.00%, 8/25/21	157	178,193
Series 1992-77, Class ZA, 8.00%, 5/25/22	1,025	1,172,058
Series 1992-103, Class Z, 7.50%, 6/25/22	68	76,744
Series 1992-113, Class Z, 7.50%, 7/25/22	125	141,958
Series 1992-185, Class ZB, 7.00%, 10/25/22	252	282,246
Series 1993-16, Class Z, 7.50%, 2/25/23	673	764,712
Series 1993-22, Class PM, 7.40%, 2/25/23	497	562,481
Series 1993-25, Class J, 7.50%, 3/25/23	783	889,475
Series 1993-30, Class PZ, 7.50%, 3/25/23	1,332	1,501,506
Series 1993-42, Class ZQ, 6.75%, 4/25/23	1,789	2,002,260
Series 1993-56, Class PZ, 7.00%, 5/25/23	280	314,671
Series 1993-156, Class ZB, 7.00%, 9/25/23	315	355,008
Series 1994-45, Class Z, 6.50%, 2/25/24	2,313	2,585,352
Series 1994-89, Class ZQ, 8.00%, 7/25/24	1,428	1,655,352
Series 1996-57, Class Z, 7.00%, 12/25/26	1,379	1,564,480
Series 1997-77, Class Z, 7.00%, 11/18/27	575	652,472
Series 1998-44, Class ZA, 6.50%, 7/20/28	596	675,666
Series 1999-45, Class ZG, 6.50%, 9/25/29	208	232,926
Series 2000-22, Class PN, 6.00%, 7/25/30	1,781	1,971,081
Series 2001-37, Class GA, 8.00%, 7/25/16	171	180,379
Series 2002-1, Class G, 7.00%, 7/25/23	396	444,088
Series 2002-21, Class PE, 6.50%, 4/25/32	1,581	1,751,449
Series 2004-40, (Interest Only), Class KS, 6.885%, 5/25/34(17)(18)	5,394	989,090
Series 2005-75, Class CS, 23.542%, 9/25/35(17)	948	1,568,101
Series 2010-99, (Interest Only), Class NS, 6.435%, 3/25/39(17)(18)	12,940	1,895,390
Series 2010-119, (Interest Only), Class SK, 5.835%, 4/25/40(17)(18)	12,520	1,522,581
Series 2010-124, (Interest Only), Class SJ, 5.885%, 11/25/38(17)(18)	9,495	1,428,965
Series 2011-49, Class NT, 6.00%, 6/25/41(17)	3,149	3,310,572
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(18)	18,250	2,364,687
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(18)	10,130	1,284,960
Series 2012-24, (Interest Only), Class S, 5.335%, 5/25/30(17)(18)	8,156	1,091,485
Series 2012-33, (Interest Only), Class CI, 3.50%, 3/25/27(18)	17,652	2,334,537
Series 2012-56, (Interest Only), Class SU, 6.585%, 8/25/26(17)(18)	11,435	1,438,326
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(18)	8,581	1,801,783
Series 2012-150, (Interest Only), Class SK, 5.985%, 1/25/43(17)(18)	11,331	2,191,197
Series 2013-6, (Interest Only), Class TI, 4.50%, 2/25/43(18)	30,498	6,146,019
Series 2013-12, (Interest Only), Class SP, 5.485%, 11/25/41(17)(18)	6,604	1,082,275
Series 2013-15, (Interest Only), Class DS, 6.035%, 3/25/33(17)(18)	23,650	4,790,937
Series 2013-16, (Interest Only), Class SY, 5.985%, 3/25/43(17)(18)	5,214	1,066,204
Series 2013-54, (Interest Only), Class HS, 6.135%, 10/25/41(17)(18)	9,599	1,722,291
Series 2013-64, (Interest Only), Class PS, 6.085%, 4/25/43(17)(18)	9,694	1,909,102
Series 2013-75, (Interest Only), Class SC, 6.085%, 7/25/42(17)(18)	22,225	4,081,649

		$80,958,988

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
Series 2002-45, Class PG, 6.00%, 3/17/32	$2,007	$2,138,321
Series 2005-72, Class E, 12.00%, 11/16/15	34	35,895
Series 2012-50, (Principal Only), Class CO, 0.00%, 8/20/40(19)	925	685,144
Series 2013-24, Class KS, 5.56%, 2/20/43(17)	4,214	3,895,259
Series 2013-124, Class LS, 11.955%, 5/20/41(17)	2,359	2,377,059

		$9,131,678

Total Collateralized Mortgage Obligations (identified cost $165,505,017)		$170,797,976

Commercial Mortgage-Backed Securities — 9.4%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(7)	$2,150	$2,146,255
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(7)	3,000	3,348,642
BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	2,857	2,855,093
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	820	839,916
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(16)	1,989	2,166,312
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	3,000	3,216,279
BAMLL, Series 2013-DSNY, Class E, 2.767%, 9/15/26(7)(16)	1,500	1,506,481
BSCMS, Series 2002-TOP8, Class C, 5.22%, 8/15/38(16)	2,000	2,049,834
BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	150	149,855
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(16)	3,352	3,559,061
BSCMS, Series 2005-PWR7, Class A3, 5.116%, 2/11/41(16)	2,313	2,396,749
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	610	667,119
CDCMT, Series 2005-CD1, Class AJ, 5.218%, 7/15/44(16)	650	683,834
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	4,095	4,467,567
CDCMT, Series 2006-CD3, Class AM, 5.648%, 10/15/48	3,200	3,506,264
CGCMT, Series 2004-C1, Class A4, 5.383%, 4/15/40(16)	1,633	1,646,266
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	3,113	3,122,507
COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39	1,053	1,052,661
COMM, Series 2006-C7, Class AM, 5.777%, 6/10/46(16)	4,620	4,973,430
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	635	692,617
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	395	390,438
COMM, Series 2012-CR2, Class D, 4.858%, 8/15/45(7)(16)	1,440	1,408,610
COMM, Series 2012-LC4, Class AM, 4.063%, 12/10/44	750	761,138
COMM, Series 2012-LC4, Class C, 5.648%, 12/10/44(16)	600	636,701
COMM, Series 2013-CR9, Class D, 4.261%, 7/10/45(7)(16)	3,000	2,543,684
COMM, Series 2013-CR10, Class D, 4.798%, 8/10/46(7)(16)	3,500	3,060,249
COMM, Series 2013-CR11, Class D, 5.173%, 10/10/46(7)(16)	1,125	1,001,869
CSFB, Series 2003-C5, Class D, 5.116%, 12/15/36(16)	2,681	2,694,516
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(16)	1,403	1,420,283
CSMC, Series 2006-C3, Class A3, 5.791%, 6/15/38(16)	1,943	2,117,770
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	637	693,585
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(7)	1,018	1,069,973
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(7)	2,165	2,227,142
ESA, Series 2013-ESH5, Class D5, 3.391%, 12/5/31(7)(16)	500	505,433
ESA, Series 2013-ESH7, Class D7, 5.053%, 12/5/31(7)(16)	4,000	4,033,620
FMBT, Series 2012-FBLU, Class B, 3.875%, 5/5/27(7)	2,600	2,633,380
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	530	535,290
GMACC, Series 2004-C1, Class A4, 4.908%, 3/10/38	674	673,924

Security	Principal Amount (000’s omitted)	Value
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	$1,850	$1,899,319
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(16)	2,607	2,634,083
GSMS, Series 2013-KYO, Class B, 1.618%, 11/8/29(7)(16)	2,500	2,496,724
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(7)	2,400	2,410,778
IHSFR, Series 2013-SFR1, Class C, 2.014%, 12/17/30(7)(16)	650	651,934
JPMBB, Series 2013-C17, Class D, 4.887%, 1/15/47(7)	3,000	2,565,496
JPMCC, Series 2004-CBX, Class A5, 4.654%, 1/12/37	330	330,842
JPMCC, Series 2005-LDP4, Class A4, 4.918%, 10/15/42(16)	2,982	3,142,211
JPMCC, Series 2005-LDP5, Class AJ, 5.321%, 12/15/44(16)	1,000	1,064,581
JPMCC, Series 2006-CB14, Class A4, 5.481%, 12/12/44(16)	3,620	3,866,252
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	1,727	1,878,135
JPMCC, Series 2006-LDP7, Class A4, 5.863%, 4/15/45(16)	3,990	4,360,286
JPMCC, Series 2006-LDP7, Class AM, 5.863%, 4/15/45(16)	500	551,543
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	2,446	2,667,556
JPMCC, Series 2006-LDP9, Class AM, 5.372%, 5/15/47	3,000	3,177,007
JPMCC, Series 2010-C2, Class D, 5.508%, 11/15/43(7)(16)	3,247	3,420,906
JPMCC, Series 2010-CNTR, Class A2, 4.311%, 8/5/32(7)	3,750	3,953,672
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(7)	2,000	2,099,660
JPMCC, Series 2012-CBX, Class A2, 1.81%, 6/15/45	4,500	4,550,861
JPMCC, Series 2012-CBX, Class AS, 4.271%, 6/15/45	1,000	1,029,606
JPMCC, Series 2013-C16, Class C, 5.008%, 12/15/46	1,544	1,538,885
JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	1,110	1,042,036
LB-UBS, Series 2006-C1, Class A4, 5.156%, 2/15/31	2,000	2,137,620
LB-UBS, Series 2006-C7, Class AM, 5.378%, 11/15/38	1,750	1,893,169
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49(16)	5,000	5,427,232
MLMT, Series 2004-BPC1, Class A5, 4.855%, 10/12/41(16)	2,885	2,926,310
MOTEL 6, Series 2012-MTL6, Class D, 3.781%, 10/5/25(6)	2,275	2,260,572
MSC, Series 2003-T11, Class B, 5.45%, 6/13/41(16)	714	715,344
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(16)	1,194	1,211,320
MSC, Series 2005-HQ5, Class A4, 5.168%, 1/14/42	1,611	1,651,372
MSC, Series 2005-T17, Class A5, 4.78%, 12/13/41	1,832	1,874,066
MSC, Series 2006-HQ8, Class A4, 5.417%, 3/12/44(16)	5,154	5,506,704
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	3,973	4,340,985
RBSCF, Series 2010-MB1, Class B, 4.653%, 4/15/24(7)(16)	3,005	3,130,355
RBSCF, Series 2010-MB1, Class C, 4.686%, 4/15/24(7)(16)	500	519,318
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(16)	699	700,342
WBCMT, Series 2004-C12, Class A4, 5.289%, 7/15/41(16)	128	128,757
WBCMT, Series 2006-C23, Class A4, 5.418%, 1/15/45(16)	2,907	3,101,471
WBCMT, Series 2006-C27, Class A3, 5.765%, 7/15/45(16)	2,954	3,176,756
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	2,750	3,013,361
WBCMT, Series 2006-C28, Class AM, 5.603%, 10/15/48(16)	3,000	3,226,390
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	4,000	4,377,204
WFCM, Series 2013-LC12, Class D, 4.304%, 7/15/46(7)(16)	3,000	2,488,592
WF-RBS, Series 2012-C9, Class D, 4.803%, 11/15/45(7)(16)	2,750	2,476,064
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	660	624,727

Total Commercial Mortgage-Backed Securities (identified cost $182,158,960)		$181,694,751

Asset-Backed Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
Babson Ltd., Series 2005-1A, Class C1, 2.194%, 4/15/19(7)(10)	$753	$721,945
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.742%, 3/8/17(7)(10)	985	985,103
Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 4.994%, 7/17/19(7)(10)	500	473,688
CIFC Funding, Ltd., Series 2013-2A, Class A3L, 2.896%, 4/21/25(7)(10)	3,100	3,010,391
Comstock Funding Ltd., Series 2006-1A, Class D, 4.489%, 5/30/20(7)(10)	1,844	1,718,928
Diamond Resorts Owner Trust, Series 2013-2, Class A, 2.27%, 5/20/26(7)	3,880	3,867,904
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.314%, 12/17/30(7)(10)	1,020	1,023,194
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(7)	1,212	1,217,130
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.022%, 7/17/25(7)(10)	1,075	1,053,261
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.622%, 7/17/25(7)(10)	1,075	1,032,536
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.772%, 7/17/25(7)(10)	1,300	1,206,564

Total Asset-Backed Securities (identified cost $16,173,676)		$16,310,644

U.S. Government Agency Obligations — 1.5%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
4.125%, 12/13/19(14)	$3,975	$4,365,186
5.25%, 12/9/22(14)	9,000	10,395,198
5.375%, 5/15/19(14)	6,585	7,657,117
5.375%, 8/15/24(14)	5,740	6,552,199

Total U.S. Government Agency Obligations (identified cost $28,544,267)		$28,969,700

U.S. Treasury Obligations — 1.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 8.875%, 2/15/19(14)	$25,000	$33,789,050

Total U.S. Treasury Obligations (identified cost $35,091,592)		$33,789,050

Tax-Exempt Investments — 0.0%(4)
Security	Principal Amount (000’s omitted)	Value
Detroit, MI, Water Supply System
5.25%, 7/1/2041	$200	$181,162

Total Tax-Exempt Investments (identified cost $182,056)		$181,162

Common Stocks — 0.9%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(2)(11)	25,372	$951,450

		$951,450

Security	Shares	Value
Building and Development — 0.2%
Panolam Holdings Co.(2)(20)(21)	3,677	$3,583,531
United Subcontractors, Inc.(2)(11)(20)	1,299	20,236

		$3,603,767

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc.(2)(20)(21)	2,484	$69,974

		$69,974

Food Service — 0.0%(4)
Buffets Restaurants Holdings, Inc.(2)(11)(20)	55,884	$335,304

		$335,304

Home Furnishings — 0.0%(4)
Sanitec Europe Oy B Units(2)(11)	26,265	$118,581
Sanitec Europe Oy E Units(2)(11)(20)	25,787	0

		$118,581

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(11)(20)	46,819	$550,126
Greektown Superholdings, Inc.(20)	828	66,240
Tropicana Entertainment, Inc.(11)(20)	17,051	298,392

		$914,758

Nonferrous Metals/Minerals — 0.0%(4)
Euramax International, Inc.(11)(20)	1,636	$398,800

		$398,800

Publishing — 0.5%
ION Media Networks, Inc.(2)(11)	5,187	$1,597,492
Media General, Inc.(2)(20)	428,872	8,723,256
MediaNews Group, Inc.(2)(11)(20)	14,016	283,819

		$10,604,567

Total Common Stocks (identified cost $6,405,321)		$16,997,201

Convertible Bonds — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.0%(4)
Mood Media Corp., 10.00%, 10/31/15(2)(21)	$75	$53,925

Total Convertible Bonds (identified cost $0)		$53,925

Preferred Stocks — 0.3%

Security	Shares	Value
Banks and Thrifts — 0.2%
Banco Santander SA	2,650	$269,151
Credit Agricole SA	10,000	1,129,271
Farm Credit Bank of Texas(7)	4,833	486,019
Fifth Third Bancorp, Series H	5,000	443,821
PNC Financial Services Group, Inc. (The)	6,500	586,677

		$2,914,939

Security	Shares	Value
Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc., Series A(2)(20)(21)	569	$56,900

		$56,900

Electronics/Electrical — 0.1%
Electricite de France SA	10,000	$1,018,443
Entergy Arkansas, Inc.	22,737	436,357

		$1,454,800

Oil, Gas & Consumable Fuels — 0.0%(4)
Chesapeake Energy Corp., 4.50%, Convertible	6,331	$580,489

		$580,489

Total Preferred Stocks (identified cost $4,999,272)		$5,007,128

Warrants — 0.0%(4)

Security	Shares	Value
Chemicals and Plastics — 0.0%
Foamex, Series B, Expires 12/31/15(2)(11)(20)	663	$0

		$0

Food Products — 0.0%(4)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(20)	1,745	$218,125

		$218,125

Total Warrants (identified cost $0)		$218,125

Miscellaneous — 0.0%(4)

Security	Shares	Value
Cable and Satellite Television — 0.0%(4)
Adelphia Recovery Trust(2)(20)	2,786,444	$0
Adelphia, Inc., Escrow Certificate(20)	300,000	2,475
Adelphia, Inc., Escrow Certificate(20)	2,500,000	20,625

		$23,100

Oil and Gas — 0.0%(4)
SemGroup Corp., Escrow Certificate(20)	6,135,000	$122,700

		$122,700

Total Miscellaneous (identified cost $2,502,927)		$145,800

Interest Rate Swaptions Purchased — 0.1%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Credit Suisse International	2/28/17	$52,500	$2,634,555

Total Interest Rate Swaptions Purchased (identified cost $2,535,750)				$2,634,555

Short-Term Investments — 1.8%

Security			Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(22)			$35,656	$35,655,743

Total Short-Term Investments (identified cost $35,655,743)				$35,655,743

Total Investments — 162.0% (identified cost $3,067,686,450)				$3,147,961,708

Less Unfunded Loan Commitments — (0.0)%(4)				$(382,615)

Net Investments — 162.0% (identified cost $3,067,303,835)				$3,147,579,093

Interest Rate Swaptions Written — (0.2)%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.25%	Citibank NA	2/28/17	$52,500	$(2,634,555)

Total Interest Rate Swaptions Written (premiums recevied $2,031,750)				$(2,634,555)

Other Assets, Less Liabilities — (48.1)%				$(935,045,864)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.7)%				$(266,627,385)

Net Assets Applicable to Common Shares — 100.0%				$1,943,271,289

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

ACRE	-	Americold LLC Trust

BACM	-	Banc of America Commercial Mortgage Trust

BAMLL	-	Banc of America Merrill Lynch Large Loan, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CDCMT	-	CD Commercial Mortgage Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

COMM	-	Commercial Mortgage Pass-Through Certificates

CSFB	-	Credit Suisse First Boston Mortgage Securities Trust

CSMC	-	Credit Suisse Commercial Mortgage Trust

DBUBS	-	DBUBS Mortgage Trust

DDR	-	Developers Diversified Realty Corp.

ESA	-	Extended Stay America Trust

FMBT	-	Fontainebleau Miami Beach Trust

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc. Trust

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

HILT	-	Hilton USA Trust

IHSFR	-	Invitation Homes Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLCFC	-	ML-CFC Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

PIK	-	Payment In Kind

RBSCF	-	Royal Bank of Scotland Commercial Funding

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 .

(3)	This Senior Loan will settle after December 31, 2013, at which time the interest rate will be determined.

(4)	Amount is less than 0.05%.

(5)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrued status.

(6)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2013, the aggregate value of these securities is $545,977,308 or 28.1% of the Fund’s net assets.

(8)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(9)	Security converts to floating rate after the indicated fixed-rate coupon period.

(10)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2013.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(12)	Defaulted security.

(13)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(14)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(15)	Adjustable rate mortgage security. Rate shown is the rate at December 31, 2013.

(16)	Weighted average fixed-rate coupon that changes/updates monthly.

(17)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at December 31, 2013.

(18)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(19)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(20)	Non-income producing security.

(21)	Restricted security.

(22)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2013 was $19,579.

A summary of open financial instruments at December 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
1/31/14	British Pound Sterling 4,274,769	United States Dollar 6,855,148	HSBC Bank USA	$—	$(222,343)	$(222,343)
1/31/14	Euro 548,045	United States Dollar 753,126	Deutsche Bank	—	(809)	(809)
2/28/14	British Pound Sterling 6,147,771	United States Dollar 9,940,269	Goldman Sachs International	—	(236,175)	(236,175)
2/28/14	Canadian Dollar 1,722,061	United States Dollar 1,630,848	JP Morgan Chase Bank NA	11,944	—	11,944
2/28/14	Euro 1,044,750	United States Dollar 1,422,031	Citibank NA	—	(15,201)	(15,201)
2/28/14	Euro 25,856,524	United States Dollar 35,051,285	Citibank NA	—	(518,771)	(518,771)
2/28/14	Euro 1,323,344	United States Dollar 1,821,411	Goldman Sachs International	926	—	926

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/28/14	Euro 1,293,500	United States Dollar 1,769,168	Goldman Sachs International	$—	$(10,262)	$(10,262)
3/31/14	British Pound Sterling 5,574,933	United States Dollar 9,150,138	Citibank NA	—	(75,917)	(75,917)
3/31/14	Euro 1,230,425	United States Dollar 1,693,256	HSBC Bank USA	598	—	598

				$13,468	$(1,079,478)	$(1,066,010)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/14	125 U.S. 2-Year Treasury Note	Short	$(27,525,391)	$(27,476,563)	$48,828
3/14	175 U.S. 5-Year Treasury Note	Short	(21,153,125)	(20,879,687)	273,438
3/14	235 U.S. 10-Year Treasury Note	Short	(29,466,797)	(28,916,016)	550,781
3/14	30 U.S. Long Treasury Bond	Short	(3,915,234)	(3,849,375)	65,859

					$938,906

Written swaptions activity for the period ended December 31, 2013 was as follows:

	Notional Amount (000’s omitted)	Premiums Received
Outstanding, beginning of period	$—	$—
Swaptions written	52,500	2,031,750

Outstanding, end of period	$52,500	$2,031,750

At December 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaptions to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at December 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative
Foreign Exchange	Forward foreign currency exchange contracts	$13,468		$(1,079,478)
Interest Rate	Financial futures contracts	$938,906	*	$—
Interest Rate	Interest rate swaptions purchased	$2,634,555		$—
Interest Rate	Interest rate swaptions written	$—		$(2,634,555)

*	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of December 31, 2013 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Principal Amount Including Accrued Interest
Bank of America	12/20/13	1/21/14	0.39%	$121,767,000	$121,781,208

At December 31, 2013, the market value of securities pledged for the benefit of the counterparty for reverse repurchase agreements was $124,765,867. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at December 31, 2013. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at December 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,084,693,154

Gross unrealized appreciation	$97,673,399
Gross unrealized depreciation	(34,787,460)

Net unrealized appreciation	$62,885,939

Restricted Securities

At December 31, 2013, the Fund owned the following securities (representing 0.2% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Convertible Bonds
Mood Media Corp.	7/30/12	75,000	$0	$53,925

Total Convertible Bonds			$0	$53,925

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$69,974
Panolam Holdings Co.	12/30/09	3,677	2,020,511	3,583,531

Total Common Stocks			$2,020,511	$3,653,505

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$56,900

Total Preferred Stocks			$9,958	$56,900

Total Restricted Securities			$2,030,469	$3,764,330

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$1,182,201,087	$1,825,229	$1,184,026,316
Corporate Bonds & Notes	—	1,078,868,499	5,910,037	1,084,778,536
Foreign Corporate Bonds	—	1,210,099	—	1,210,099
Foreign Government Securities	—	2,116,800	—	2,116,800
Mortgage Pass-Throughs	—	382,991,582	—	382,991,582
Collateralized Mortgage Obligations	—	170,797,976	—	170,797,976
Commercial Mortgage-Backed Securities	—	181,694,751	—	181,694,751
Asset-Backed Securities	—	16,310,644	—	16,310,644
U.S. Government Agency Obligations	—	28,969,700	—	28,969,700
U.S. Treasury Obligations	—	33,789,050	—	33,789,050
Tax-Exempt Investments	—	181,162	—	181,162
Common Stocks	298,392	1,015,166	15,683,643	16,997,201
Convertible Bonds	—	—	53,925	53,925
Preferred Stocks	580,489	4,369,739	56,900	5,007,128
Warrants	—	218,125	0	218,125
Miscellaneous	—	145,800	0	145,800
Interest Rate Swaptions Purchased	—	2,634,555	—	2,634,555
Short-Term Investments	—	35,655,743	—	35,655,743
Total Investments	$878,881	$3,123,170,478	$23,529,734	$3,147,579,093
Forward Foreign Currency Exchange Contracts	$—	$13,468	$—	$13,468
Futures Contracts	938,906	—	—	938,906
Total	$1,817,787	$3,123,183,946	$23,529,734	$3,148,531,467

Liability Description
Interest Rate Swaptions Written	$—	$(2,634,555)	$—	$(2,634,555)
Forward Foreign Currency Exchange Contracts	—	(1,079,478)	—	(1,079,478)
Total	$—	$(3,714,033)	$—	$(3,714,033)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2013 is not presented.

At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 24, 2014